Conservative Allocation Fund
Schedule of Investments
December 31, 2024 (Unaudited)
Common Stocks - 40.4% a
Financials
% of Net
Assets Shares $ Value
Transaction & Payment Processing Services 4.3
Visa, Inc. - Class A 17,000 5,372,680
Mastercard, Inc. - Class A 9,500 5,002,415
a
Multi-Sector Holdings 2.6
Berkshire Hathaway, Inc. - Class B
(a)
13,500 6,119,280
a
Insurance Brokers 2.5
Aon plc - Class A 16,750 6,015,930
a
Financial Exchanges & Data 1.3
S&P Global, Inc. 6,100 3,037,983
a
10.7 25,548,288
Information Technology
Systems Software 2.8
Microsoft Corp. 9,250 3,898,875
Oracle Corp. 17,000 2,832,880
a
Semiconductor Materials & Equipment 2.7
Analog Devices, Inc. 20,000 4,249,200
Texas Instruments, Inc. 11,000 2,062,610
a
IT Consulting & Other Services 2.1
Accenture plc - Class A
(b)
14,250 5,013,008
a
Application Software 1.2
Roper Technologies, Inc. 5,500 2,859,175
a
8.8 20,915,748
Health Care
Life Sciences Tools & Services 5.2
Danaher Corp. 21,000 4,820,550
Thermo Fisher Scientific, Inc. 8,750 4,552,012
Bio-Techne Corp. 40,000 2,881,200
a
Health Care Services 1.4
Labcorp Holdings, Inc. 15,000 3,439,800
a
6.6 15,693,562
Industrials
Industrial Machinery & Supplies &
Components 2.5
IDEX Corp. 16,000 3,348,640
Fortive Corp. 35,000 2,625,000
a
Environmental & Facilities Services 1.4
Veralto Corp. 32,500 3,310,125
a
Cargo Ground Transportation 1.2
Old Dominion Freight Line, Inc. 16,000 2,822,400
a
Industrial Conglomerates 0.9
Honeywell International, Inc. 9,500 2,145,955
a
6.0 14,252,120
a
Materials
% of Net
Assets Shares $ Value
Construction Materials 3.5
Vulcan Materials Co. 17,000 4,372,910
Martin Marietta Materials, Inc. 7,500 3,873,750
a
Industrial Gases 1.0
Linde plc 6,000 2,512,020
a
4.5 10,758,680
Communication Services
Cable & Satellite 1.3
Comcast Corp. - Class A 80,000 3,002,400
a
Interactive Media & Services 1.2
Alphabet, Inc. - Class C 15,000 2,856,600
a
2.5 5,859,000
Consumer Staples
Distillers & Vintners 1.3
Diageo plc - ADR
(b)
24,000 3,051,120
a
Total Common Stocks (Cost $45,739,946) 96,078,518
Corporate Bonds - 0.2% a
a a
$ Principal
Amount $ Value a
a a a a
AutoZone, Inc.
3.63% 4/15/25 (Cost $499,973) 500,000 498,380
Asset-Backed Securities - 6.3% a
a a a a
Automobile
ARI Fleet Lease Trust (ARIFL)
Series 2023-B Class A2 –6.05% 7/15/32
(c)
115,304 116,565
Series 2024-A Class A2 –5.3% 11/15/32
(c)
82,047 82,523
Series 2024-B Class A2 –5.54% 4/15/33
(c)
220,000 221,887
BOF URSA VI Funding Trust I (BVABS)
Series 2023-CAR1 Class A2 –5.54% 10/27/31
(c)
60,602 60,862
Series 2023-CAR2 Class A2 –5.54% 10/27/31
(c)
140,559 141,160
CarMax Auto Owner Trust (CARMX)
Series 2021-3 Class C –1.25% 5/17/27 380,000 369,938
CFMT LLC (CFMT)
Series 2021-AL1 Class B –1.39% 9/22/31
(c)
84,110 82,585
Chesapeake Funding II LLC (CFII)
Series 2023-1A Class A1 –5.65% 5/15/35
(c)
286,841 288,775
Series 2023-2A Class A1 –6.16% 10/15/35
(c)
102,752 104,289
Series S2-1A Class A1 –5.52% 5/15/36
(c)
95,696 96,777
Enterprise Fleet Financing LLC (EFF)
Series 2023-1 Class A2 –5.51% 1/22/29
(c)
131,098 131,788
Series 2023-2 Class A2 –5.56% 4/22/30
(c)
265,986 268,352
Series 2023-3 Class A2 –6.4% 3/20/30
(c)
489,391 498,787
Series 2024-1 Class A2 –5.23% 3/20/30
(c)
165,317 166,563
Series 2024-2 Class A3 –5.61% 4/20/28
(c)
300,000 305,389
Series 2024-3 Class A3 –4.98% 8/21/28
(c)
130,000 130,871
Series 2024-4 Class A3 –4.56% 11/20/28
(c)
100,000 99,645
Flagship Credit Auto Trust (FCAT)
Series 2020-4 Class C –1.28% 2/16/27
(c)
7,472 7,461

Conservative Allocation Fund
(Continued)
Schedule of Investments
December 31, 2024 (Unaudited)
a
a a
$ Principal
Amount $ Value a
a a a a
LAD Auto Receivables Trust (LADAR)
Series 2022-1A Class A –5.21% 6/15/27
(c)
114,432 114,625
Series 2023-1A Class A2 –5.68% 10/15/26
(c)
16,207 16,215
Series 2023-2A Class A2 –5.93% 6/15/27
(c)
87,708 87,933
Series 2023-4A Class A3 –6.1% 12/15/27
(c)
225,000 226,753
Merchants Fleet Funding LLC (MFF)
Series 2023-1A Class A –7.21% 5/20/36
(c)
319,679 323,597
OneMain Direct Auto Receivables Trust (ODART)
Series 2021-1A Class A –0.87% 7/14/28
(c)
146,704 144,566
Series 2022-1A Class C –1.42% 7/14/28
(c)
447,000 430,887
SFS Auto Receivables Securitization Trust (SFAST)
Series 2023-1A Class A2A –5.89% 3/22/27
(c)
21,716 21,766
Wheels Fleet Lease Funding LLC (WFLF)
Series 2023-2A Class A –6.46% 8/18/38
(c)
576,212 587,205
Series 2024-2A Class A1 –4.87% 6/21/39
(c)
700,000 701,304
a
5,829,068
a
Collateralized Loan Obligations
Audax Senior Debt CLO 6 LLC (AUDAX)
Series 2021-6A Class A1 –6.38% 10/20/33 Floating
Rate (TSFR3M + 176)
(c) (d)
500,000 500,488
BlackRock Rainier CLO VI Ltd. (BLKMM)
Series 2021-6A Class A –6.58% 4/20/33 Floating Rate
(TSFR3M + 196)
(b) (c) (d)
500,000 500,623
Churchill Middle Market CLO III Ltd. (CHMML)
Series 2021-1A Class A1 –6.4% 10/24/33 Floating Rate
(TSFR3M + 176)
(b) (c) (d)
250,000 250,246
Fortress Credit Opportunities XV CLO Ltd. (FCO)
Series 2021-15A Class A2 –6.44% 4/25/33 Floating
Rate (TSFR3M + 181)
(b) (c) (d)
500,000 500,523
Golub Capital Partners CLO 54M LP (GOCAP)
Series 2021-54A Class A2 –6.35% 8/5/33 Floating Rate
(TSFR3M + 179)
(b) (c) (d)
500,000 500,856
Monroe Capital MML CLO XII Ltd. (MCMML)
Series 2021-2A Class A1 –6.12% 9/14/33 Floating Rate
(TSFR3M + 176)
(b) (c) (d)
500,000 500,614
a
2,753,350
a
Consumer & Specialty Finance
Foundation Finance Trust (FFIN)
Series 2021-2A Class A –2.19% 1/15/42
(c)
85,569 80,228
Series 2023-2A Class A –6.53% 6/15/49
(c)
152,591 157,288
Series 2024-1A Class A –5.5% 12/15/49
(c)
124,985 126,184
Greensky Home Improvement Issuer Trust (GSKY)
Series 2024-2 Class A2 –5.25% 10/27/59
(c)
875,000 876,896
Octane Receivables Trust (OCTL)
Series 2021-2A Class A –1.21% 9/20/28
(c)
15,240 15,135
Series 2022-1A Class A2 –4.18% 3/20/28
(c)
28,704 28,669
Series 2022-2A Class A –5.11% 2/22/28
(c)
38,410 38,436
Series 2024-2A Class A2 –5.8% 7/20/32
(c)
326,679 330,377
a
1,653,213
a
Equipment
Amur Equipment Finance Receivables XI LLC (AXIS)
Series 2022-2A Class A2 –5.3% 6/21/28
(c)
58,413 58,676
Amur Equipment Finance Receivables XII LLC (AXIS)
Series 2023-1A Class A2 –6.09% 12/20/29
(c)
158,259 160,432
Amur Equipment Finance Receivables XIII LLC (AXIS)
Series 2024-1A Class A2 –5.38% 1/21/31
(c)
146,401 147,890
a
a a
$ Principal
Amount $ Value a
a a a a
Amur Equipment Finance Receivables XIV LLC (AXIS)
Series 2024-2A Class A2 –5.19% 7/21/31
(c)
270,000 272,438
Dell Equipment Finance Trust (DEFT)
Series 2023-2 Class A2 –5.84% 1/22/29
(c)
35,430 35,473
Series 2023-3 Class A2 –6.1% 4/23/29
(c)
55,857 56,041
Series 2024-1 Class A3 –5.39% 3/22/30
(c)
170,000 172,019
Series 2024-2 Class A3 –4.59% 8/22/30
(c)
100,000 100,026
Dext ABS LLC (DEXT)
Series 2023-2 Class A2 –6.56% 5/15/34
(c)
366,111 370,366
DLLMT LLC (DLLMT)
Series 2024-1A Class A3 –4.84% 8/21/28
(c)
230,000 230,820
DLLST LLC (DLLST)
Series 2024-1A Class A3 –5.05% 8/20/27
(c)
110,000 110,578
Granite Park Equipment Leasing LLC (SCFGP)
Series 2023-1A Class A2 –6.51% 5/20/30
(c)
293,192 296,963
GreatAmerica Leasing Receivables Funding LLC (GALC)
Series 2024-2 Class A3 –5% 9/15/28
(c)
240,000 242,067
HPEFS Equipment Trust (HPEFS)
Series 2023-1A Class A2 –5.43% 8/20/25
(c)
61,082 61,121
Series 2024-2A Class A3 –5.36% 10/20/31
(c)
125,000 126,324
Kubota Credit Owner Trust (KCOT)
Series 2024-2A Class A3 –5.26% 11/15/28
(c)
190,000 192,773
M&T Equipment Notes (MTLRF)
Series 2024-1 Class A2 –4.99% 8/18/31
(c)
300,000 300,985
MMAF Equipment Finance LLC (MMAF)
Series 2022-B Class A3 –5.61% 7/10/28
(c)
114,815 115,152
Series 2023-A Class A2 –5.79% 11/13/26
(c)
99,176 99,728
SCF Equipment Leasing LLC (SCFET)
Series 2022-2A Class A3 –6.5% 10/21/30
(c)
228,245 229,498
SCF Equipment Trust LLC (SCFET)
Series 2023-1A Class A2 –6.56% 1/22/30
(c)
815,118 821,398
a
4,200,768
a
Other
Verizon Master Trust (VZMT)
Series 2023-7 Class A1A –5.67% 11/20/29 465,000 474,769
a
Total Asset-Backed Securities (Cost $14,801,931) 14,911,168
Commercial Mortgage-Backed Securities - 1.9% a
a a a a
AREIT LLC (AREIT)
Series 2023-CRE8 Class AS –7.25% 8/17/41 Floating
Rate (TSFR1M + 287)
(b) (c)
500,000 503,786
AREIT Trust (AREIT)
Series 2021-CRE5 Class A –5.58% 11/17/38 Floating
Rate (TSFR1M + 119)
(b) (c)
57,097 57,175
FS Rialto Issuer LLC (FSRIA)
Series 2022-FL5 Class A –6.67% 6/19/37 Floating Rate
(TSFR1M + 230)
(c)
411,810 412,787
GPMT Ltd. (GPMT)
Series 2021-FL3 Class A –5.74% 7/16/35 Floating Rate
(TSFR1M + 136)
(b) (c)
188,874 187,879
HERA Commercial Mortgage Ltd. (HERA)
Series 2021-FL1 Class A –5.54% 2/18/38 Floating Rate
(TSFR1M + 116)
(b) (c)
183,207 183,504
HGI CRE CLO Ltd. (HGI)
Series 2021-FL1 Class A4 –5.56% 6/16/36 Floating Rate
(TSFR1M + 116)
(b) (c)
35,388 35,480

a
a a
$ Principal
Amount $ Value a
a a a a
Series 2021-FL1 Class AS –5.91% 6/16/36 Floating Rate
(TSFR1M + 151)
(b) (c)
500,000 502,395
Series 2021-FL2 Class A4 –5.51% 9/17/36 Floating Rate
(TSFR1M + 111)
(b) (c)
99,709 99,928
HIG RCP LLC (HIG)
Series 2023-FL1 Class A –6.67% 9/19/38 Floating Rate
(TSFR1M + 227)
(c)
91,155 91,491
KREF Ltd. (KREF)
Series 2021-FL2 Class A4 –5.57% 2/15/39 Floating
Rate (TSFR1M + 118)
(b) (c)
382,390 380,958
Series 2022-FL3 Class A –5.82% 2/17/39 Floating Rate
(TSFR1M + 145)
(b) (c)
490,260 492,757
LoanCore Issuer Ltd. (LNCR)
Series 2021-CRE5 Class A –5.81% 7/15/36 Floating
Rate (TSFR1M + 141)
(b) (c)
302,401 303,649
PFP Ltd. (PFP)
Series 2022-9 Class A –6.67% 8/19/35 Floating Rate
(TSFR1M + 227)
(b) (c)
183,329 183,788
Series 2024-11 Class A –6.31% 9/17/39 Floating Rate
(TSFR1M + 183)
(b) (c)
195,124 196,074
STWD Ltd. (STWD)
Series 2022-FL3 Class A –5.95% 11/15/38 Floating Rate
(SOFR30A + 135)
(b) (c)
427,241 427,508
VMC Finance LLC (VMC)
Series 2021-FL4 Class A –5.59% 6/16/36 Floating Rate
(TSFR1M + 121)
(c)
24,161 23,950
Series 2022-FL5 Class AS –7% 2/18/39 Floating Rate
(SOFR30A + 240)
(c)
500,000 499,904
a
Total Commercial Mortgage-Backed Securities (Cost $4,546,068) 4,583,013
Mortgage-Backed Securities - 7.0% a
a a a a
Federal Home Loan Mortgage Corporation
Collateralized Mortgage Obligations
Series 3649 Class A –4% 3/15/25 144 144
Series 5436 Class AB –5.5% 4/25/49 623,500 620,696
Series 5301 Class ED –5% 4/25/53 685,254 679,967
a
Pass-Through Securities
Pool# J14649 – 3.5% 4/1/26 3,425 3,392
Pool# E02948 – 3.5% 7/1/26 9,989 9,872
Pool# J16663 – 3.5% 9/1/26 7,426 7,349
Pool# ZS8692 – 2.5% 4/1/33 98,302 92,084
Pool# SB8257 – 5.5% 9/1/38 998,347 1,005,468
Pool# SB8287 – 5% 3/1/39 760,210 756,866
Pool# SB8293 – 5% 4/1/39 617,919 615,201
Series 5407 Class DA –5.5% 11/25/49 829,900 837,292
Series 5450 Class KA –4.5% 6/25/51 949,603 932,406
5,560,737
a
Federal National Mortgage Association
Collateralized Mortgage Obligations
Series 2024-20 Class HD –5.5% 3/25/46 417,333 417,478
Series 2024-21 Class DA –5.5% 12/25/46 413,691 417,828
Series 2024-20 Class CA –5.5% 1/25/47 709,865 716,285
Series 2024-20 Class EA –5.5% 8/25/49 701,505 707,330
a
Pass-Through Securities
Pool# AB1769 – 3% 11/1/25 2,546 2,524
Pool# AB3902 – 3% 11/1/26 11,618 11,455
Pool# AK3264 – 3% 2/1/27 10,699 10,534
a
a a
$ Principal
Amount $ Value a
a a a a
Pool# AB6291 – 3% 9/1/27 71,317 69,989
Pool# MA3189 – 2.5% 11/1/27 57,817 56,320
Pool# MA3791 – 2.5% 9/1/29 161,565 154,907
Pool# BM5708 – 3% 12/1/29 69,576 68,140
Pool# AS7701 – 2.5% 8/1/31 481,425 455,290
Pool# MA3540 – 3.5% 12/1/33 58,230 56,146
Pool# MA5311 – 5% 3/1/39 584,218 581,648
3,725,874
a
Government National Mortgage Association
Pass-Through Securities
Pool# 5255 – 3% 12/20/26 11,362 11,213
a
Non-Government Agency
Collateralized Mortgage Obligations
Chase Home Lending Mortgage Trust (CHASE)
Series 2024-1 Class A4A –6% 1/25/55
(c) (d)
777,114 781,619
Series 2024-2 Class A4A –6% 2/25/55
(c) (d)
514,233 516,078
Series 2024-9 Class A6 –5.5% 9/25/55
(c) (d)
257,640 256,757
Flagstar Mortgage Trust (FSMT)
Series 2021-7 Class B –2.5% 8/25/51
(c) (d)
353,806 309,615
GS Mortgage-Backed Securities Trust (GSMBS)
Series 2022-PJ1 Class AB –2.5% 5/28/52
(c) (d)
393,490 341,036
Series 2024-PJ8 Class A8 –5.5% 2/25/55
(c) (d)
807,833 805,222
JPMorgan Mortgage Trust (JPMMT)
Series 2014-5 Class B –2.7% 10/25/29
(c) (d)
25,925 25,212
Series 2016-3 Class A –2.96% 10/25/46
(c) (d)
98,286 91,754
Series 2017-3 Class A –2.5% 8/25/47
(c) (d)
133,954 115,905
Series 2020-7 Class A –3% 1/25/51
(c) (d)
9,502 9,421
Series 2020-8 Class A –3% 3/25/51
(c) (d)
38,426 37,545
Series 2021-6 Class B –2.5% 10/25/51
(c) (d)
459,284 404,282
Series 2021-8 Class B –2.5% 12/25/51
(c) (d)
338,754 297,579
Series 2022-2 Class A4A –2.5% 8/25/52
(c) (d)
272,455 236,956
Series 2023-6 Class A4A –5.5% 12/26/53
(c) (d)
548,455 546,233
Series 2024-2 Class A6A –6% 8/25/54
(c) (d)
353,281 353,530
Series 2024-10 Class A6 –5.5% 3/25/55
(c) (d)
598,571 595,902
JPMorgan Wealth Management (JPMWM)
Series 2020-ATR1 Class A –3% 2/25/50
(c) (d)
3,575 3,561
RCKT Mortgage Trust (RCKT)
Series 2021-3 Class A5 –2.5% 7/25/51
(c) (d)
314,931 277,236
Sequoia Mortgage Trust (SEMT)
Series 2019-CH2 Class A –4.5% 8/25/49
(c) (d)
8,052 7,998
Series 2020-3 Class A –3% 4/25/50
(c) (d)
20,981 20,516
Series 2023-3 Class A4 –6% 9/25/53
(c) (d)
384,281 386,502
Series 2024-3 Class A4 –6% 4/25/54
(c) (d)
358,226 359,507
Series 2024-5 Class A5 –6% 6/25/54
(c) (d)
294,672 296,425
Series 2024-10 Class A5 –5.5% 11/25/54
(c) (d)
407,456 406,174
7,482,565
a
Total Mortgage-Backed Securities (Cost $17,078,544) 16,780,389
U.S. Treasuries - 35.3% a
a a a a
U.S. Treasury Notes
1.13% 1/15/25 2,000,000 1,997,726
1.38% 1/31/25 2,000,000 1,995,329
2% 2/15/25 2,000,000 1,994,355
2.63% 3/31/25 2,000,000 1,992,230
2.75% 5/15/25 3,000,000 2,983,774

Conservative Allocation Fund
(Continued)
Schedule of Investments
December 31, 2024 (Unaudited)
a
a a
$ Principal
Amount $ Value a
a a a a
0.25% 6/30/25 2,000,000 1,961,834
0.25% 7/31/25 2,000,000 1,954,622
3.13% 8/15/25 2,000,000 1,986,244
2.75% 8/31/25 2,000,000 1,980,502
3.5% 9/15/25 2,000,000 1,989,492
3% 10/31/25 2,000,000 1,979,858
2.25% 11/15/25 2,000,000 1,965,977
0.38% 11/30/25 2,000,000 1,931,489
0.38% 1/31/26 1,000,000 959,648
4% 2/15/26 2,000,000 1,995,042
2.38% 4/30/26 2,000,000 1,951,860
0.75% 5/31/26 2,000,000 1,905,150
1.5% 8/15/26 2,000,000 1,914,865
4.63% 9/15/26 2,000,000 2,012,225
1.63% 10/31/26 4,000,000 3,817,918
2% 11/15/26 3,000,000 2,879,739
1.88% 2/28/27 2,000,000 1,902,907
2.38% 5/15/27 2,000,000 1,915,659
4.63% 6/15/27 2,000,000 2,017,079
0.5% 8/31/27 2,000,000 1,812,317
4.13% 9/30/27 2,000,000 1,992,414
4.13% 10/31/27 2,000,000 1,992,421
2.25% 11/15/27 2,000,000 1,891,246
3.5% 1/31/28 2,000,000 1,954,505
4% 2/29/28 3,000,000 2,973,249
3.5% 4/30/28 2,000,000 1,950,019
3.63% 5/31/28 2,000,000 1,956,544
4.13% 7/31/28 2,000,000 1,986,549
4.63% 9/30/28 2,000,000 2,019,170
3.13% 11/15/28 2,000,000 1,914,240
4% 1/31/29 2,000,000 1,973,073
2.63% 2/15/29 3,000,000 2,805,495
2.88% 4/30/29 1,000,000 941,434
4% 7/31/29 2,000,000 1,968,770
4.13% 10/31/29 2,000,000 1,977,436
4% 10/31/29 1,000,000 983,366
4% 2/28/30 1,000,000 981,721
a
Total U.S. Treasuries (Cost $84,800,609) 84,059,493
Cash Equivalents - 8.6% a
a a a a
U.S. Treasury Bills, 3.88% to 4.08%, 1/23/25
to 3/18/25
(e)
17,000,000 16,907,752
JPMorgan U.S. Government Money Market
Fund - Institutional Class 4.36%
(f)
3,600,429 3,600,429
a
Total Cash Equivalents (Cost $20,500,624) 20,508,181
Total Investments in Securities - 99.7%
(Cost $187,967,695) 237,419,142
Other Assets Less Other Liabilities -  0.3% 626,891
Net Assets - 100% 238,046,033
Net Asset Value Per Share - Investor Class 16.85
Net Asset Value Per Share - Institutional Class 16.88
(a)
Non-income producing.
(b)
Foreign domiciled entity.
(c)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(d)
The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.
(e)
Interest rates presented represent the effective yield at December 31, 2024.
(f)
Rate presented represents the 7 day average yield at December 31, 2024.

Core Plus Income Fund
Schedule of Investments
December 31, 2024 (Unaudited)
Corporate Bonds - 11.3% a
a a
$ Principal
Amount $ Value a
Agree, LP
5.63% 6/15/34 10,650,000 10,686,813
Aircastle, Ltd.
5.25% 8/11/25
(a) (b)
5,171,000 5,174,108
Allegion U.S. Holding Co., Inc.
5.6% 5/29/34 3,000,000 3,017,332
Ally Financial, Inc.
8% 11/1/31 2,000,000 2,213,809
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.5% 4/20/26
(a) (b)
1,650,000 1,645,970
5.75% 4/20/29
(a) (b)
1,000,000 992,477
Americold Realty Operating Partnership, LP
5.41% 9/12/34 5,000,000 4,795,846
Antares Holdings, LP
7.95% 8/11/28
(b)
3,000,000 3,146,585
Apollo Debt Solutions BDC
6.9% 4/13/29
(b)
500,000 517,702
Ares Capital Corp.
2.88% 6/15/28 1,000,000 922,280
Ares Strategic Income Fund
6.35% 8/15/29
(b)
5,000,000 5,091,750
Ashtead Capital, Inc.
4.38% 8/15/27
(b)
1,000,000 983,219
4% 5/1/28
(b)
1,070,000 1,028,530
2.45% 8/12/31
(b)
500,000 416,070
5.55% 5/30/33
(b)
250,000 246,584
5.95% 10/15/33
(b)
1,000,000 1,011,958
AT&T, Inc.
6.8% 5/15/36 713,000 768,968
Axalta Coating Systems LLC
3.38% 2/15/29
(b)
624,000 567,020
Barings BDC, Inc.
7% 2/15/29 7,000,000 7,173,695
Bath & Body Works, Inc.
6.95% 3/1/33 3,675,000 3,737,339
6.88% 11/1/35 301,000 308,406
6.75% 7/1/36 2,756,000 2,804,579
Berkshire Hathaway Finance Corp.
4.25% 1/15/49 500,000 418,032
Blue Owl Credit Income Corp.
5.5% 3/21/25 11,807,000 11,809,790
7.75% 1/15/29 5,000,000 5,328,289
Boeing Co. (The)
6.26% 5/1/27
(b)
2,500,000 2,560,156
6.3% 5/1/29
(b)
3,000,000 3,111,206
Broadcom, Inc.
3.42% 4/15/33
(b)
350,000 306,541
3.14% 11/15/35
(b)
1,014,000 828,534
Cantor Fitzgerald LP
4.5% 4/14/27
(b)
1,500,000 1,472,329
7.2% 12/12/28
(b)
1,000,000 1,045,328
Carlisle Cos., Inc.
3.75% 12/1/27 500,000 487,015
CDW LLC / CDW Finance Corp.
4.25% 4/1/28 4,000,000 3,879,304
3.28% 12/1/28 1,000,000 932,131
5.55% 8/22/34 5,000,000 4,934,423
Charles Schwab Corp. (The)
1.95% 12/1/31 5,000,000 4,081,105
a
a a
$ Principal
Amount $ Value a
Charter Communications Operating LLC/Charter
Communications Operating Capital
4.2% 3/15/28 650,000 628,646
6.1% 6/1/29 5,000,000 5,098,604
Choice Hotels International, Inc.
3.7% 1/15/31 250,000 225,104
5.85% 8/1/34 3,000,000 3,005,373
Cinemark USA, Inc.
5.25% 7/15/28
(b)
3,000,000 2,928,343
7% 8/1/32
(b)
3,000,000 3,064,035
CNX Resources Corp.
7.25% 3/1/32
(b)
3,000,000 3,065,313
Concentrix Corp.
6.6% 8/2/28^ 3,165,000 3,244,394
6.85% 8/2/33^ 4,812,000 4,856,900
CoStar Group, Inc.
2.8% 7/15/30
(b)
5,846,000 5,113,728
Cousins Properties, LP
5.88% 10/1/34 2,000,000 2,003,418
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.5% 10/20/25
(a) (b)
185,000 183,898
4.75% 10/20/28
(a) (b)
1,100,000 1,085,621
Devon Energy Corp.
5.25% 10/15/27 325,000 325,432
4.5% 1/15/30 920,000 890,265
Diamondback Energy, Inc.
3.25% 12/1/26 75,000 73,078
3.5% 12/1/29 100,000 93,056
Dick's Sporting Goods, Inc.
3.15% 1/15/32^ 1,700,000 1,489,441
Dow Chemical Co. (The)
4.25% 10/1/34 1,052,000 956,405
Element Fleet Management Corp.
3.85% 6/15/25
(a) (b)
1,000,000 995,223
Energy Transfer LP
2.9% 5/15/25 500,000 496,241
6% 2/1/29
(b)
1,000,000 1,014,946
7.38% 2/1/31
(b)
900,000 942,067
Enterprise Products Operating LLC
4.45% 2/15/43 990,000 844,703
EPR Properties
4.75% 12/15/26 1,250,000 1,240,379
4.5% 6/1/27 3,330,000 3,274,646
4.95% 4/15/28 3,830,000 3,768,668
3.6% 11/15/31 350,000 306,394
Essential Properties LP
2.95% 7/15/31 12,121,000 10,337,568
Expedia Group, Inc.
3.8% 2/15/28 484,000 467,719
3.25% 2/15/30 90,000 83,016
Ferguson Enterprises, Inc.
5% 10/3/34 3,000,000 2,869,350
Gap, Inc. (The)
3.88% 10/1/31
(b)
106,000 91,763
Gartner, Inc.
3.75% 10/1/30
(b)
5,000,000 4,567,955
Golub Capital Private Credit Fund
5.8% 9/12/29
(b)
5,000,000 4,898,345
HEICO Corp.
5.25% 8/1/28 3,000,000 3,029,728
5.35% 8/1/33 1,000,000 998,193

Core Plus Income Fund
(Continued)
Schedule of Investments
December 31, 2024 (Unaudited)
a
a a
$ Principal
Amount $ Value a
Hercules Capital, Inc.
2.63% 9/16/26 1,000,000 952,368
Highwoods Realty LP
3.88% 3/1/27 750,000 729,734
3.05% 2/15/30 1,600,000 1,414,014
2.6% 2/1/31 500,000 417,508
Host Hotels & Resorts LP
Series H 3.38% 12/15/29 612,000 560,254
5.5% 4/15/35^ 5,000,000 4,897,693
IDEX Corp.
4.95% 9/1/29 2,000,000 1,992,551
Indiana Bell Telephone Co., Inc.
7.3% 8/15/26 535,000 549,502
Ingersoll Rand, Inc.
5.4% 8/14/28 1,000,000 1,016,304
International Flavors & Fragrances, Inc.
4.45% 9/26/28 1,662,000 1,626,444
5% 9/26/48 1,500,000 1,292,628
Kilroy Realty, LP
2.65% 11/15/33 280,000 214,277
Kite Realty Group Trust
4.75% 9/15/30 2,315,000 2,262,128
Lennar Corp.
4.75% 5/30/25 622,000 621,401
LKQ Corp.
6.25% 6/15/33 5,000,000 5,159,684
LPL Holdings, Inc.
6.75% 11/17/28^ 3,000,000 3,152,091
LXP Industrial Trust
6.75% 11/15/28 3,000,000 3,145,381
2.7% 9/15/30 500,000 433,465
Manitowoc Co., Inc. The
9.25% 10/1/31
(b)
1,000,000 1,026,273
Markel Group, Inc.
3.5% 11/1/27 550,000 531,581
Marriott International, Inc.
Series HH 2.85% 4/15/31 500,000 437,070
MasTec, Inc.
4.5% 8/15/28
(b)
3,881,000 3,766,054
Masterbrand, Inc.
7% 7/15/32
(b)
4,000,000 4,032,566
Micron Technology, Inc.
4.19% 2/15/27 500,000 493,284
Mileage Plus Holdings LLC/Mileage Plus Intellectual
Property Assets Ltd.
6.5% 6/20/27
(b)
992,750 999,722
MPLX LP
4.88% 6/1/25 190,000 189,903
4% 3/15/28 85,000 82,539
4.8% 2/15/29 250,000 247,979
5.5% 6/1/34 5,000,000 4,931,087
4.7% 4/15/48 551,000 452,167
NNN REIT, Inc.
5.5% 6/15/34 5,000,000 4,986,662
OneMain Finance Corp.
3.88% 9/15/28 1,994,000 1,839,176
5.38% 11/15/29 3,303,000 3,178,234
Oracle Corp.
4.13% 5/15/45 1,000,000 790,976
3.6% 4/1/50 470,000 329,557
a
a a
$ Principal
Amount $ Value a
Owens Corning
3.5% 2/15/30 200,000 185,960
Penske Truck Leasing Co. Lp / PTL Finance Corp.
5.35% 1/12/27
(b)
250,000 251,895
6.05% 8/1/28
(b)
2,000,000 2,059,642
Phillips Edison Grocery Center Operating Partnership I LP
2.63% 11/15/31 4,100,000 3,435,757
5.75% 7/15/34 8,000,000 8,017,519
Physicians Realty LP
4.3% 3/15/27 1,271,000 1,257,760
2.63% 11/1/31 7,577,000 6,412,902
Plains All American Pipeline LP/PAA Finance Corp.
3.55% 12/15/29 798,000 742,597
4.3% 1/31/43 75,000 59,666
Polaris, Inc.
6.95% 3/15/29 1,000,000 1,053,105
Realty Income Corp.
4% 7/15/29 2,000,000 1,923,891
4.85% 3/15/30 1,000,000 994,446
RELX Capital, Inc.
4% 3/18/29 500,000 483,238
4.75% 5/20/32 250,000 243,986
Retail Opportunity Investments Partnership LP
6.75% 10/15/28 3,445,000 3,651,762
Rithm Capital Corp.
8% 4/1/29
(b)
11,000,000 11,017,954
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc.
3.88% 3/1/31
(b)
200,000 174,384
4% 10/15/33
(b)
1,450,000 1,208,995
Sirius XM Radio, LLC
4.13% 7/1/30
(b)
5,000,000 4,369,688
Store Capital LLC
4.5% 3/15/28 503,000 487,963
4.63% 3/15/29 14,538,000 14,015,939
2.7% 12/1/31 1,250,000 1,031,415
Tapestry, Inc.
5.1% 3/11/30 3,000,000 2,968,249
5.5% 3/11/35 1,000,000 973,184
Tempur Sealy International, Inc.
4% 4/15/29
(b)
400,000 368,931
3.88% 10/15/31
(b)
1,500,000 1,309,982
T-Mobile USA, Inc.
2.63% 4/15/26 250,000 243,810
3.38% 4/15/29 4,000,000 3,736,357
Twilio, Inc.
3.88% 3/15/31 300,000 269,331
United Rentals North America, Inc.
6.13% 3/15/34
(b)
2,800,000 2,781,601
United Wholesale Mortgage LLC
5.75% 6/15/27
(b)
200,000 197,704
5.5% 4/15/29
(b)
700,000 674,950
UWM Holdings LLC
6.63% 2/1/30
(b)
3,000,000 2,984,331
VICI Properties LP
4.95% 2/15/30 500,000 490,471
5.75% 4/1/34 5,000,000 5,049,435
VICI Properties LP/VICI Note Co., Inc.
4.13% 8/15/30
(b)
1,120,000 1,041,462
VistaJet Malta Finance PLC / Vista Management Holding,
Inc.
7.88% 5/1/27^
(a) (b)
4,462,000 4,348,299

a
a a
$ Principal
Amount $ Value a
6.38% 2/1/30
(a) (b)
100,000 87,484
Vontier Corp.
2.95% 4/1/31 100,000 85,954
a
Total Corporate Bonds (Cost $322,353,104) 326,447,437
Corporate Convertible Bonds - 0.0% a
Redwood Trust Holdings, Inc.
5.75% 10/1/25 (Cost $500,000) 500,000 497,500
Asset-Backed Securities - 17.4% a
Automobile
ACM Auto Trust (ACMAT)
Series 2023-1A Class C –8.59% 1/22/30
(b)
900,229 904,133
Series 2023-2A Class A –7.97% 6/20/30
(b)
981,070 985,163
Series 2023-2A Class B –9.85% 6/20/30
(b)
7,000,000 7,206,076
Series 2024-1A Class A –7.71% 1/21/31
(b)
525,233 526,528
AmeriCredit Automobile Receivables Trust (AMCAR)
Series 2020-3 Class D –1.49% 9/18/26 1,250,000 1,236,898
Series 2022-1 Class C –2.98% 9/20/27 450,000 440,358
Arivo Acceptance Auto Loan Receivables Trust (ARIVO)
Series 2022-2A Class C –9.84% 3/15/29
(b)
1,000,000 1,007,326
Avid Automobile Receivables Trust (AVID)
Series 2023-1 Class B –7.12% 3/15/27
(b)
1,320,596 1,323,766
Bayview Opportunity Master Fund VII LLC (BVCLN)
Series 2024-CAR1 Class C –6.07% 12/26/31 Floating
Rate (SOFR30A + 150)
(b) (c)
1,299,807 1,304,534
Bayview Opportunity Master Fund VII Trust (BVABS)
Series 2024-CAR1F Class A –6.97% 7/29/32
(b)
1,533,709 1,538,294
BOF URSA VI Funding Trust I (BVABS)
Series 2023-CAR1 Class A2 –5.54% 10/27/31
(b)
303,010 304,309
Series 2023-CAR2 Class A2 –5.54% 10/27/31
(b)
702,794 705,803
BOF VII AL Funding Trust I (BVABS)
Series 2023-CAR3 Class A2 –6.29% 7/26/32
(b)
2,622,028 2,665,646
CFMT LLC (CFMT)
Series 2021-AL1 Class B –1.39% 9/22/31
(b)
196,256 192,697
Drive Auto Receivables Trust (DRIVE)
Series 2021-1 Class D –1.45% 1/16/29 329,968 327,012
Enterprise Fleet Financing LLC (EFF)
Series 2023-2 Class A2 –5.56% 4/22/30
(b)
1,329,929 1,341,758
Exeter Automobile Receivables Trust (EART)
Series 2021-4A Class C –1.46% 10/15/27 4,621 4,616
First Help Financial Trust (FHF)
Series 2023-1A Class A2 –6.57% 6/15/28
(b)
1,644,076 1,664,984
Series 2023-2A Class A2 –6.79% 10/15/29
(b)
1,119,511 1,140,619
First Investors Auto Owner Trust (FIAOT)
Series 2022-1A Class A –2.03% 1/15/27
(b)
11,357 11,337
Series 2022-2A Class D –8.71% 10/16/28
(b)
1,000,000 1,050,344
Flagship Credit Auto Trust (FCAT)
Series 2021-1 Class E –2.72% 4/17/28
(b)
1,500,000 1,430,783
Series 2021-2 Class C –1.27% 6/15/27
(b)
1,295,669 1,278,108
Series 2021-3 Class C –1.46% 9/15/27
(b)
255,000 250,756
Series 2021-4 Class D –2.26% 12/15/27
(b)
350,000 330,600
GLS Auto Receivables Issuer Trust (GCAR)
Series 2021-2A Class D –1.42% 4/15/27
(b)
286,543 282,079
Series 2021-3A Class C –1.11% 9/15/26
(b)
24,430 24,393
Series 2021-4A Class D –2.48% 10/15/27
(b)
455,000 445,385
a
a a
$ Principal
Amount $ Value a
LAD Auto Receivables Trust (LADAR)
Series 2021-1A Class C –2.35% 4/15/27
(b)
6,500,000 6,451,706
Series 2021-1A Class D –3.99% 11/15/29
(b)
3,740,000 3,711,008
Series 2022-1A Class B –5.87% 9/15/27
(b)
1,720,000 1,736,232
Series 2022-1A Class C –6.85% 4/15/30
(b)
2,000,000 2,043,974
Series 2023-1A Class D –7.3% 6/17/30
(b)
3,000,000 3,081,672
Series 2023-2A Class A2 –5.93% 6/15/27
(b)
877,078 879,336
Series 2023-4A Class C –6.76% 3/15/29
(b)
1,510,000 1,552,699
Lendbuzz Auto Receivables Trust (LBZZ)
Series 2024-A Class A –6% 5/15/31
(b)
13,734,000 13,746,635
Lendbuzz Securitization Trust (LBZZ)
Series 2023-1A Class A2 –6.92% 8/15/28
(b)
2,446,145 2,486,226
Series 2023-3A Class A2 –7.5% 12/15/28
(b)
5,354,159 5,493,145
Series 2024-1A Class A2 –6.19% 8/15/29
(b)
1,938,767 1,960,364
Series 2024-2A Class A2 –5.99% 5/15/29
(b)
5,440,414 5,498,786
Series 2024-2A Class C –7.45% 5/15/31
(b)
1,500,000 1,545,315
Series 2024-3A Class A2 –4.97% 10/15/29
(b)
2,250,000 2,250,500
Lobel Automobile Receivables Trust (LOBEL)
Series 2023-1 Class A –6.97% 7/15/26
(b)
87,388 87,447
Series 2023-2 Class A –7.59% 4/16/29
(b)
310,369 313,337
OneMain Direct Auto Receivables Trust (ODART)
Series 2021-1A Class D –1.62% 11/14/30
(b)
1,000,000 965,004
Series 2022-1A Class C –1.42% 7/14/28
(b)
4,000,000 3,855,812
Prestige Auto Receivables Trust (PART)
Series 2022-1A Class C –7.09% 8/15/28
(b)
1,000,000 1,010,363
Research-Driven Pagaya Motor Asset Trust (RPM)
Series 2023-3A Class A –7.13% 1/26/32
(b)
3,232,520 3,263,235
SAFCO Auto Receivables Trust (SAFCO)
Series 2024-1A Class A –6.51% 3/20/28
(b)
3,806,355 3,831,565
Santander Bank NA (SBCLN)
Series 2021-1A Class C –3.27% 12/15/31
(b)
392 392
Tricolor Auto Securitization Trust (TAST)
Series 2023-1A Class B –6.84% 11/16/26
(b)
452,447 452,672
Series 2024-2A Class A –6.36% 12/15/27
(b)
2,218,938 2,236,306
United Auto Credit Securitization Trust (UACST)
Series 2024-1 Class B –6.57% 6/10/27
(b)
2,000,000 2,018,447
Series 2024-1 Class C –7.06% 10/10/29
(b)
4,000,000 4,058,502
Series 2024-1 Class D –8.3% 11/12/29
(b)
8,660,000 8,883,626
a
113,338,611
a
Cell Tower
VB-S1 Issuer LLC (VBTEL)
Series 2024-1A Class C2 –5.59% 5/15/54
(b)
7,500,000 7,520,026
a
Collateralized Loan Obligations
ABPCI Direct Lending Fund CLO XII Ltd. (ABPCI)
Series 2023-12A Class B –8.1% 4/29/35 Floating Rate
(TSFR3M + 350)
(a) (b) (c)
2,000,000 2,016,973
ABPCI Direct Lending Fund CLO XVI, LP (ABPCI)
Series 2023-16A Class C –8.82% 2/1/36 Floating Rate
(TSFR3M + 425)
(b) (c)
2,000,000 2,041,950
Antares CLO Ltd. (ANTR)
Series 2017-2A Class DR –8.63% 10/20/33 Floating
Rate (TSFR3M + 401)
(a) (b) (c)
2,000,000 2,003,915
Audax Senior Debt CLO 6 LLC (AUDAX)
Series 2021-6A Class B –6.83% 10/20/33 Floating Rate
(TSFR3M + 221)
(b) (c)
3,000,000 3,006,524
Audax Senior Debt CLO 9 LLC (AUDAX)
Series 2024-9A Class A1 –6.72% 4/20/36 Floating Rate
(TSFR3M + 210)
(b) (c)
4,000,000 4,041,302

Core Plus Income Fund
(Continued)
Schedule of Investments
December 31, 2024 (Unaudited)
a
a a
$ Principal
Amount $ Value a
AUF Funding LLC (ANTF)
Series 2022-1A Class B1 –8.37% 1/20/31 Floating Rate
(TSFR3M + 375)
(b) (c)
1,500,000 1,507,910
Barings Middle Market CLO, Ltd. (BMM)
Series 2023-IIA Class A2 –8.48% 1/20/32 Floating Rate
(TSFR3M + 320)
(a) (b) (c)
3,000,000 3,012,021
Series 2023-IIA Class B –9.43% 1/20/32 Floating Rate
(TSFR3M + 415)
(a) (b) (c)
3,000,000 3,017,907
Series 2023-IIA Class C –11.53% 1/20/32 Floating Rate
(TSFR3M + 625)
(a) (b) (c)
2,500,000 2,517,928
BCC Middle Market CLO LLC (BCMM)
Series 2023-1A Class B1 –8.42% 7/20/35 Floating Rate
(TSFR3M + 380)
(b) (c)
3,750,000 3,795,718
BCRED MML CLO LLC (BXCMM)
Series 2022-1A Class A1 –6.27% 4/20/35 Floating Rate
(TSFR3M + 165)
(b) (c)
1,000,000 1,000,983
BlackRock Elbert CLO V LLC (ELB)
Series 5A Class AR –6.21% 6/15/34 Floating Rate
(TSFR3M + 185)
(b) (c)
1,039,740 1,041,943
BlackRock Rainier CLO VI Ltd. (BLKMM)
Series 2021-6A Class B –6.93% 4/20/33 Floating Rate
(TSFR3M + 231)
(a) (b) (c)
1,800,000 1,804,131
Brightwood Capital MM CLO Ltd. (BWCAP)
Series 2020-1A Class A1R –7.46% 1/15/31 Floating Rate
(TSFR3M + 280)
(a) (b) (c)
560,933 561,342
Cerberus Loan Funding XLII LLC (CERB)
Series 2023-3A Class B –8% 9/13/35 Floating Rate
(TSFR3M + 335)
(b) (c)
1,750,000 1,770,351
Cerberus Loan Funding XXVIII, LP (CERB)
Series 2020-1A Class B –7.47% 10/15/31 Floating Rate
(TSFR3M + 281)
(a) (b) (c)
100,478 100,625
Series 2020-1A Class C –8.62% 10/15/31 Floating Rate
(TSFR3M + 396)
(a) (b) (c)
500,000 502,684
Cerberus Loan Funding XXXII, LP (CERB)
Series 2021-2A Class B –6.82% 4/22/33 Floating Rate
(TSFR3M + 216)
(a) (b) (c)
1,500,000 1,503,028
Cerberus Loan Funding XXXVII, LP (CERB)
Series 2022-1A Class A2 –4.02% 4/15/34
(b)
1,750,000 1,714,589
Churchill Middle Market CLO III Ltd. (CHMML)
Series 2021-1A Class A1 –6.4% 10/24/33 Floating Rate
(TSFR3M + 176)
(a) (b) (c)
1,000,000 1,000,985
CIFC-LBC Middle Market CLO LLC (CLBC)
Series 2023-1A Class B1 –8.17% 10/20/35 Floating Rate
(TSFR3M + 355)
(b) (c)
4,500,000 4,561,158
Series 2023-1A Class C –8.92% 10/20/35 Floating Rate
(TSFR3M + 430)
(b) (c)
5,000,000 5,086,373
Deerpath Capital CLO Ltd. (DPATH)
Series 2021-2A Class A1 –6.52% 1/15/34 Floating Rate
(TSFR3M + 186)
(a) (b) (c)
1,000,000 1,001,676
Series 2021-2A Class C –7.82% 1/15/34 Floating Rate
(TSFR3M + 316)
(a) (b) (c)
2,300,000 2,309,951
Series 2023-1A Class B1 –8.56% 4/15/35 Floating Rate
(TSFR3M + 390)
(a) (b) (c)
2,500,000 2,522,890
Series 2023-1A Class C –9.91% 4/15/35 Floating Rate
(TSFR3M + 525)
(a) (b) (c)
1,500,000 1,520,097
Series 2024-1A Class A1 –6.71% 7/15/36 Floating Rate
(TSFR3M + 205)
(a) (b) (c)
5,000,000 5,056,344
Fortress Credit Opportunities IX CLO Ltd. (FCO)
Series 2017-9A Class A1TR –6.47% 10/15/33 Floating
Rate (TSFR3M + 181)
(a) (b) (c)
1,500,000 1,500,919
Fortress Credit Opportunities XV CLO Ltd. (FCO)
Series 2021-15A Class B –6.74% 4/25/33 Floating Rate
(TSFR3M + 211)
(a) (b) (c)
1,500,000 1,502,923
a
a a
$ Principal
Amount $ Value a
Fortress Credit Opportunities XXI CLO LLC (FCO)
Series 2023-21A Class AT –7.27% 1/21/35 Floating Rate
(TSFR3M + 265)
(b) (c)
2,000,000 2,008,066
Series 2023-21A Class C –9.52% 1/21/35 Floating Rate
(TSFR3M + 490)
(b) (c)
1,000,000 1,007,318
Golub Capital Partners CLO 54M LP (GOCAP)
Series 2021-54A Class B –6.67% 8/5/33 Floating Rate
(TSFR3M + 211)
(a) (b) (c)
500,000 501,004
Series 2021-54A Class C –7.47% 8/5/33 Floating Rate
(TSFR3M + 291)
(a) (b) (c)
1,000,000 1,004,776
Guggenheim MM CLO Ltd. (GUGG)
Series 2021-4A Class B –7.17% 1/15/34 Floating Rate
(TSFR3M + 251)
(a) (b) (c)
2,500,000 2,505,970
Ivy Hill Middle Market Credit Fund IX Ltd. (IVYH)
Series 9A Class A1TR –6.25% 4/23/34 Floating Rate
(TSFR3M + 162)
(a) (b) (c)
1,500,000 1,501,841
KKR Lending Partners III CLO LLC (KKRLP)
Series 2021-1A Class B –6.78% 10/20/30 Floating Rate
(TSFR3M + 216)
(b) (c)
3,000,000 3,006,162
Maranon Loan Funding Ltd. (MRNON)
Series 2021-2RA Class BR –6.97% 7/15/33 Floating
Rate (TSFR3M + 231)
(a) (b) (c)
2,500,000 2,505,618
Monroe Capital ABS Funding II Ltd. (MCAF)
Series 2023-1A Class A1R –6.77% 7/22/34
(b)
5,250,000 5,190,477
Series 2023-1A Class B1R –7.83% 7/22/34
(b)
2,500,000 2,512,202
Monroe Capital Funding CLO X Ltd. (MCFCL)
Series 2023-1A Class B –8.16% 4/15/35 Floating Rate
(TSFR3M + 350)
(a) (b) (c)
1,500,000 1,511,034
Monroe Capital MML CLO XII Ltd. (MCMML)
Series 2021-2A Class C –7.27% 9/14/33 Floating Rate
(TSFR3M + 291)
(a) (b) (c)
2,000,000 1,998,981
Monroe Capital MML CLO XV LLC (MCMML)
Series 2023-1A Class A1 –7.13% 9/23/35 Floating Rate
(TSFR3M + 250)
(b) (c)
3,000,000 3,034,067
Series 2023-1A Class B –8.08% 9/23/35 Floating Rate
(TSFR3M + 345)
(b) (c)
3,000,000 3,038,566
New Mountain Guardian IV Income Rated Feeder II, Ltd.
(NMRF)
Series 2024-1A Class B –8.52% 4/5/37 Floating Rate
(TSFR3M + 400)
(a) (b) (c) #
4,765,000 4,834,858
Series 2024-1A Class C –10.52% 4/5/37 Floating Rate
(TSFR3M + 600)
(a) (b) (c) #
3,825,000 3,883,554
Series 2024-1A Class D –12.92% 4/5/37 Floating Rate
(TSFR3M + 840)
(a) (b) (c) #
3,000,000 3,017,868
NXT Capital CLO LLC (NXTC)
Series 2024-1A Class D –8.6% 1/15/37 Floating Rate
(TSFR3M + 425)
(b) (c)
8,600,000 8,687,124
Owl Rock CLO VIII LLC (OR)
Series 2022-8A Class AT –7.02% 11/20/34 Floating Rate
(TSFR3M + 250)
(b) (c)
1,000,000 1,004,177
Owl Rock CLO XII LLC (OR)
Series 2023-12A Class B –8.17% 7/20/34 Floating Rate
(TSFR3M + 355)
(b) (c)
1,000,000 1,004,852
PennantPark CLO VI LLC (PNTPK)
Series 2023-6A Class B1 –8.38% 4/22/35 Floating Rate
(TSFR3M + 375)
(b) (c)
2,000,000 2,017,191
Starwood Commercial Mortgage Trust (STWD)
Series 2024-SIF4A Class D –8.65% 10/17/36 Floating
Rate (TSFR3M + 400)
(b) (c)
13,200,000 13,310,689
Starwood Property Mortgage Trust (STWD)
Series 2024-SIF3A Class B –6.9% 4/17/36 Floating Rate
(TSFR3M + 225)
(b) (c)
5,000,000 5,036,732
Series 2024-SIF3A Class C –7.5% 4/17/36 Floating Rate
(TSFR3M + 285)
(b) (c)
5,000,000 5,058,522

a
a a
$ Principal
Amount $ Value a
Series 2024-SIF3A Class D –9.15% 4/17/36 Floating
Rate (TSFR3M + 450)
(b) (c)
5,000,000 5,098,977
Windhill CLO 1, Ltd. (WNDHL)
Series 2023-1A Class C –9.13% 10/22/35 Floating Rate
(TSFR3M + 450)
(a) (b) (c)
9,200,000 9,368,000
Windhill CLO 2, Ltd. (WNDHL)
Series 2024-1A Class A –6.26% 10/20/36 Floating Rate
(TSFR3M + 170)
(a) (b) (c)
4,000,000 4,032,296
a
160,706,062
a
Consumer & Specialty Finance
ACHV ABS Trust (ACHV)
Series 2024-2PL Class C –5.72% 10/27/31
(b)
7,134,000 7,146,820
Affirm Asset Securitization Trust (AFFRM)
Series 2022-Z1 Class A –4.55% 6/15/27
(b)
91,737 91,643
Series 2023-X1 Class A –7.11% 11/15/28
(b)
124,656 124,968
Bankers Healthcare Group Securitization Trust (BHG)
Series 2021-A Class A –1.42% 11/17/33
(b)
103,001 100,639
Series 2022-B Class B –4.84% 6/18/35
(b)
858,378 856,870
Series 2023-A Class A –5.55% 4/17/36
(b)
445,543 446,623
Series 2023-B Class A –6.92% 12/17/36
(b)
1,063,125 1,098,765
Driven Brands Funding LLC (HONK)
Series 2019-2A Class A2 –3.98% 10/20/49
(b)
463,537 452,875
Foundation Finance Trust (FFIN)
Series 2021-1A Class B –1.87% 5/15/41
(b)
2,356,885 2,178,433
FREED ABS Trust (FREED)
Series 2022-4FP Class C –8.59% 12/18/29
(b)
273,611 273,981
Hilton Grand Vacations Trust (HGVT)
Series 2020-AA Class B –4.22% 2/25/39
(b)
112,280 110,518
LendingPoint Asset Securitization Trust (LDPT)
Series 2020-REV1 Class C –7.7% 10/15/28
(b)
4,951,147 4,860,592
LP LMS Asset Securitization Trust (LPMS)
Series 2023-1A Class A –8.18% 10/17/33
(b)
323,204 323,758
Octane Receivables Trust (OCTL)
Series 2021-1A Class B –1.53% 4/20/27
(b)
391,047 388,010
Series 2022-1A Class A2 –4.18% 3/20/28
(b)
66,975 66,895
Pagaya AI Debt Selection Trust (PAID)
Series 2021 Class B –1.82% 1/16/29
(b)
95,755 92,987
Series 2023-7 Class C –8.8% 7/15/31
(b)
7,997,020 8,193,200
Series 2023-7 Class D –9% 7/15/31
(b)
4,998,138 5,044,976
Pagaya AI Debt Trust (PAID)
Series 2022-5 Class A –8.1% 6/17/30
(b)
276,523 279,077
Series 2023-1 Class A –7.56% 7/15/30
(b)
176,475 176,743
Series 2023-3 Class A –7.6% 12/16/30
(b)
897,320 902,219
Series 2023-5 Class B –7.63% 4/15/31
(b)
1,604,373 1,610,872
Series 2023-5 Class C –9.1% 4/15/31
(b)
2,999,975 3,062,938
Series 2023-5 Class D –9% 4/15/31
(b)
3,499,970 3,527,276
Series 2024-1 Class A –6.66% 7/15/31
(b)
750,902 760,182
Series 2024-3 Class B –6.57% 10/15/31
(b)
7,798,271 7,853,174
Prosper Marketplace Issuance Trust (PMIT)
Series 2023-1A Class A –7.06% 7/16/29
(b)
109,223 109,476
Reach ABS Trust (REACH)
Series 2024-1A Class A –6.3% 2/18/31
(b)
770,582 775,539
Theorem Funding Trust (THRM)
Series 2022-2A Class B –9.27% 12/15/28
(b)
1,000,000 1,029,517
Series 2022-3A Class A –7.6% 4/15/29
(b)
150,238 151,478
Upstart Securitization Trust (UPST)
Series 2021-1 Class C –4.06% 3/20/31
(b)
48,286 48,000
Series 2023-2 Class A –6.77% 6/20/33
(b)
1,406,705 1,412,077
a
53,551,121
a
a a
$ Principal
Amount $ Value a
a
Data Center
Compass Datacenters Issuer II LLC (CMPDC)
Series 2024-1A Class A1 –5.25% 2/25/49
(b)
3,250,000 3,236,102
Series 2024-2A Class A1 –5.02% 8/25/49
(b)
7,750,000 7,620,039
Databank Issuer (COLO)
Series 2024-1A Class A2 –5.3% 1/26/54
(b)
5,750,000 5,638,786
Retained Vantage Data Centers Issuer LLC (VDCR)
Series 2024-1A Class A2 –4.99% 9/15/49
(b)
3,500,000 3,397,834
Series 2024-1A Class B –5.78% 9/15/49
(b)
2,000,000 1,960,366
Stack Infrastructure Issuer LLC (SIDC)
Series 2023-3A Class A2 –5.9% 10/25/48
(b)
4,250,000 4,290,400
Switch ABS Issuer, LLC (SWTCH)
Series 2024-1A Class A2 –6.28% 3/25/54
(b)
6,600,000 6,699,392
Series 2024-2A Class C –10.03% 6/25/54
(b)
10,000,000 10,361,566
a
43,204,485
a
Equipment
Amur Equipment Finance Receivables IX LLC (AXIS)
Series 2021-1A Class D –2.3% 11/22/27
(b)
500,000 499,222
Amur Equipment Finance Receivables XII LLC (AXIS)
Series 2023-1A Class A2 –6.09% 12/20/29
(b)
633,035 641,729
a
1,140,951
a
Fiber
ALLO Issuer LLC (ALLO)
Series 2024-1A Class A2 –5.94% 7/20/54
(b)
3,000,000 3,031,298
Series 2024-1A Class B –7.15% 7/20/54
(b)
2,500,000 2,551,087
Series 2024-1A Class C –11.19% 7/20/54
(b)
7,500,000 7,972,021
Frontier Issuer LLC (FYBR)
Series 2023-1 Class A2 –6.6% 8/20/53
(b)
10,000,000 10,186,278
Series 2023-1 Class B –8.3% 8/20/53
(b)
2,650,000 2,750,250
Series 2023-1 Class C –11.5% 8/20/53
(b)
4,750,000 5,070,375
Hotwire Funding LLC (HWIRE)
Series 2024-1A Class C –9.19% 6/20/54
(b)
6,000,000 6,289,723
a
37,851,032
a
Other
Adams Outdoor Advertising, LP (ADMSO)
Series 2023-1 Class A2 –6.97% 7/15/53
(b)
6,000,000 6,147,524
Bojangles Issuer LLC (BOJA)
Series 2024-1A Class A2 –6.58% 11/20/54
(b)
19,500,000 19,287,622
Cogent Ipv4 LLC (CGNT)
Series 2024-1A Class A2 –7.92% 5/25/54
(b)
2,250,000 2,315,217
ExteNet Issuer LLC (EXTNT)
Series 2024-1A Class A2 –5.34% 7/25/54
(b)
2,000,000 1,983,711
Series 2024-1A Class C –9.05% 7/25/54
(b)
5,000,000 5,080,348
Golub Capital Partners ABS Funding (GCPAF)
Series 2023-1A Class A –7.46% 7/25/33
(b)
5,000,000 5,021,458
Series 2024-1A Class A1 –7.53% 1/25/34 Floating Rate
(TSFR3M + 290)
(b) (c)
5,000,000 5,002,732
Series 2024-1A Class A2 –6.89% 1/25/34
(b)
5,000,000 5,001,662
Jersey Mike's Funding LLC (JMIKE)
Series 2019-1A Class A2 –4.43% 2/15/50
(b)
2,649,975 2,619,167
Series 2024-1A Class A2 –5.64% 2/15/55
(b)
8,000,000 7,925,957
Oxford Finance Funding Trust (OXFIN)
Series 2023-1A Class A2 –6.72% 2/15/31
(b)
5,000,000 5,046,024
TSC SPV Funding LLC (TROP)
Series 2024-1A Class A2 –6.29% 8/20/54
(b)
17,000,000 16,645,851

Core Plus Income Fund
(Continued)
Schedule of Investments
December 31, 2024 (Unaudited)
a
a a
$ Principal
Amount $ Value a
Zaxby's Funding LLC (ZAXBY)
Series 2021-1A Class A2 –3.24% 7/30/51
(b)
1,209,375 1,100,559
83,177,832
a
Total Asset-Backed Securities (Cost $494,524,198) 500,490,120
Commercial Mortgage-Backed Securities - 6.4% a
ACREC, Ltd. (ACREC)
Series 2021-FL1 Class E –7.49% 10/16/36 Floating Rate
(TSFR1M + 311)
(a) (b)
11,482,000 11,547,832
AREIT LLC (AREIT)
Series 2023-CRE8 Class B –7.7% 8/17/41 Floating Rate
(TSFR1M + 332)
(a) (b)
5,000,000 5,041,238
Series 2023-CRE8 Class C –8.4% 8/17/41 Floating Rate
(TSFR1M + 402)
(a) (b)
5,000,000 5,102,835
Series 2023-CRE8 Class D –9.75% 8/17/41 Floating
Rate (TSFR1M + 537)
(a) (b)
3,000,000 3,054,142
AREIT Trust (AREIT)
Series 2021-CRE5 Class A –5.58% 11/17/38 Floating
Rate (TSFR1M + 119)
(a) (b)
114,193 114,349
Series 2021-CRE5 Class B –6.32% 11/17/38 Floating
Rate (TSFR1M + 193)
(a) (b)
5,561,000 5,561,391
AREIT, Ltd. (AREIT)
Series 2024-CRE9 Class AS –6.63% 5/17/41 Floating
Rate (TSFR1M + 224)
(a) (b)
5,000,000 5,021,511
Series 2024-CRE9 Class B –6.93% 5/17/41 Floating
Rate (TSFR1M + 254)
(a) (b)
3,000,000 3,039,926
BDS LLC (BDS)
Series 2024-FL13 Class A –5.94% 9/19/39 Floating
Rate (TSFR1M + 158)
(b)
5,000,000 5,008,743
BDS Ltd. (BDS)
Series 2021-FL10 Class C –6.79% 12/16/36 Floating
Rate (TSFR1M + 241)
(a) (b)
1,250,000 1,254,688
BPCRE Ltd. (BPCRE)
Series 2022-FL2 Class AS –7.48% 1/16/37 Floating Rate
(TSFR1M + 310)
(a) (b)
1,550,000 1,558,686
Series 2022-FL2 Class C –8.88% 1/16/37 Floating Rate
(TSFR1M + 450)
(a) (b)
4,000,000 4,011,653
BPR Trust (BPR)
Series 2021-TY Class B –5.66% 9/15/38 Floating Rate
(TSFR1M + 126)
(b)
3,250,000 3,220,611
Brightspire Capital, Inc. (BRSP)
Series 2021-FL1 Class D –7.18% 8/19/38 Floating Rate
(TSFR1M + 281)
(a) (b)
1,000,000 995,250
BRSP Ltd. (BRSP)
Series 2021-FL1 Class B –6.38% 8/19/38 Floating Rate
(TSFR1M + 201)
(a) (b)
1,100,000 1,095,585
Series 2021-FL1 Class C –6.63% 8/19/38 Floating Rate
(TSFR1M + 226)
(a) (b)
5,050,000 5,050,072
Series 2021-FL1 Class E –7.93% 8/19/38 Floating Rate
(TSFR1M + 356)
(a) (b)
4,000,000 3,968,616
Series 2024-FL2 Class A –6.31% 8/19/37 Floating Rate
(TSFR1M + 195)
(a) (b)
5,000,000 5,027,482
Series 2024-FL2 Class D –9.21% 8/19/37 Floating Rate
(TSFR1M + 484)
(a) (b)
10,000,000 10,172,973
BSPRT Issuer LLC (BSPRT)
Series 2024-FL11 Class A –6.04% 7/15/39 Floating Rate
(TSFR1M + 164)
(b)
10,000,000 10,030,588
FS Rialto Issuer LLC (FSRIA)
Series 2021-FL2 Class D –7.31% 5/16/38 Floating Rate
(TSFR1M + 291)
(b)
2,080,000 1,992,232
a
a a
$ Principal
Amount $ Value a
Series 2021-FL2 Class E –7.96% 5/16/38 Floating Rate
(TSFR1M + 356)
(b)
1,000,000 930,962
Series 2022-FL7 Class A –7.29% 10/19/39 Floating Rate
(TSFR1M + 290)
(b)
866,488 869,063
Series 2022-FL7 Class B –8.31% 10/19/39 Floating Rate
(TSFR1M + 391)
(b)
4,333,000 4,355,926
Government National Mortgage Association (GNR)
Series 2018-52 Class AE –2.75% 5/16/51 76,422 70,388
GPMT Ltd. (GPMT)
Series 2021-FL3 Class A –5.74% 7/16/35 Floating Rate
(TSFR1M + 136)
(a) (b)
755,496 751,515
Series 2021-FL4 Class C –6.82% 12/15/36 Floating Rate
(TSFR1M + 246)
(a) (b)
8,000,000 7,657,171
HERA Commercial Mortgage Ltd. (HERA)
Series 2021-FL1 Class C –6.44% 2/18/38 Floating Rate
(TSFR1M + 206)
(a) (b)
650,000 643,732
HGI CRE CLO Ltd. (HGI)
Series 2021-FL1 Class A4 –5.56% 6/16/36 Floating Rate
(TSFR1M + 116)
(a) (b)
129,695 130,032
Series 2021-FL1 Class AS –5.91% 6/16/36 Floating Rate
(TSFR1M + 151)
(a) (b)
2,000,000 2,009,581
Series 2021-FL1 Class B –6.11% 6/16/36 Floating Rate
(TSFR1M + 171)
(a) (b)
5,100,000 5,119,657
Series 2021-FL1 Class C –6.21% 6/16/36 Floating Rate
(TSFR1M + 181)
(a) (b)
450,000 450,288
Series 2021-FL1 Class E –7.46% 6/16/36 Floating Rate
(TSFR1M + 306)
(a) (b)
750,000 716,593
Series 2021-FL2 Class D –6.66% 9/17/36 Floating Rate
(TSFR1M + 226)
(a) (b)
1,000,000 982,060
HIG RCP LLC (HIG)
Series 2023-FL1 Class B –8.01% 9/19/38 Floating Rate
(TSFR1M + 361)
(b)
3,000,000 3,046,721
Series 2023-FL1 Class C –8.96% 9/19/38 Floating Rate
(TSFR1M + 456)
(b)
5,000,000 5,089,834
Series 2023-FL1 Class D –10.26% 9/19/38 Floating Rate
(TSFR1M + 586)
(b)
5,000,000 5,130,222
Hilton USA Trust (HILT)
Series 2016-SFP Class E –5.52% 11/5/35
(b) (e)
840,000 45,000
ILPT Commercial Mortgage Trust (ILPT)
Series 2022-LPF2 Class B –7.14% 10/15/39 Floating
Rate (TSFR1M + 274)
(b)
3,000,000 3,001,153
LoanCore Issuer Ltd. (LNCR)
Series 2021-CRE5 Class B –6.51% 7/15/36 Floating
Rate (TSFR1M + 211)
(a) (b)
1,407,000 1,412,771
Series 2021-CRE6 Class AS –6.16% 11/15/38 Floating
Rate (TSFR1M + 176)
(a) (b)
5,500,000 5,472,728
Series 2021-CRE6 Class E –7.96% 11/15/38 Floating
Rate (TSFR1M + 356)
(a) (b)
3,000,000 2,977,523
Series 2022-CRE7 Class E –8.35% 1/17/37 Floating Rate
(SOFR30A + 375)
(a) (b)
2,250,000 2,250,278
PFP Ltd. (PFP)
Series 2021-8 Class C –6.31% 8/9/37 Floating Rate
(TSFR1M + 191)
(a) (b)
12,600,000 12,694,159
Series 2021-8 Class E –7.01% 8/9/37 Floating Rate
(TSFR1M + 261)
(a) (b)
750,000 746,721
Series 2022-9 Class A –6.67% 8/19/35 Floating Rate
(TSFR1M + 227)
(a) (b)
549,988 551,363
Series 2024-11 Class C –7.47% 9/17/39 Floating Rate
(TSFR1M + 299)
(a) (b)
3,902,498 3,913,936
Series 2024-11 Class D –8.57% 9/17/39 Floating Rate
(TSFR1M + 409)
(a) (b)
5,000,000 5,003,155
STWD Ltd. (STWD)
Series 2021-FL2 Class C –6.59% 4/18/38 Floating Rate
(TSFR1M + 221)
(a) (b)
2,109,000 2,097,928

a
a a
$ Principal
Amount $ Value a
Series 2022-FL3 Class B –6.55% 11/15/38 Floating Rate
(SOFR30A + 195)
(a) (b)
3,525,000 3,454,038
Series 2022-FL3 Class E –7.85% 11/15/38 Floating Rate
(SOFR30A + 325)
(a) (b)
2,320,000 2,183,029
TRTX Issuer, Ltd. (TRTX)
Series 2021-FL4 Class C –6.9% 3/15/38 Floating Rate
(TSFR1M + 251)
(a) (b)
3,750,000 3,731,764
Series 2022-FL5 Class C –7.13% 2/15/39 Floating Rate
(TSFR1M + 275)
(a) (b)
5,000,000 4,970,324
VMC Finance LLC (VMC)
Series 2021-FL4 Class A –5.59% 6/16/36 Floating Rate
(TSFR1M + 121)
(b)
96,644 95,800
a
Total Commercial Mortgage-Backed Securities (Cost $183,056,462) 184,425,818
Mortgage-Backed Securities - 35.5% a
Federal Home Loan Mortgage Corporation
Collateralized Mortgage Obligations
Series 5026 Class DH –1.75% 9/25/43 370,672 335,252
Series 4949 Class BC –2.25% 3/25/49 192,630 168,919
a
Pass-Through Securities
Pool# C91945 – 3% 8/1/37 201,311 184,181
Pool# RA7183 – 4% 4/1/52 11,167,996 10,237,397
Pool# SD8245 – 4.5% 9/1/52 18,680,695 17,612,967
Pool# SD8257 – 4.5% 10/1/52 50,868,368 47,962,695
Pool# SD8258 – Series 8258 5% 10/1/52 8,445,849 8,180,854
Pool# SD8266 – 4.5% 11/1/52 10,554,162 9,945,205
Pool# SD8267 – Series 8267 5% 11/1/52 3,442,202 3,333,937
Pool# SD4712 – 4.5% 12/1/52 26,238,610 24,741,251
Pool# SD8290 – 6% 1/1/53 3,801,967 3,822,509
Pool# SD2473 – 5% 2/1/53 12,992,118 12,583,676
Pool# MA5496 – 4.5% 3/1/53 19,786,483 18,633,826
Pool# SD8323 – Series 8323 5% 5/1/53 6,303,012 6,093,074
Pool# SD8324 – Series 8324 5.5% 5/1/53 7,799,516 7,711,987
Pool# SD8329 – 5% 6/1/53 13,532,870 13,092,718
Pool# SD3386 – 5.5% 7/1/53 4,661,056 4,610,707
Pool# SD8341 – Series 8341 5% 7/1/53 4,549,513 4,397,903
Pool# SD8342 – Series 8342 5.5% 7/1/53 12,400,774 12,262,040
Pool# SD8350 – 6% 8/1/53 7,536,802 7,581,553
Pool# SD8347 – 4.5% 8/1/53 39,538,411 37,242,869
Pool# SD3857 – 6% 9/1/53 7,920,172 7,964,883
Pool# SD8362 – 5.5% 9/1/53 17,946,648 17,742,638
Pool# SD8366 – 5% 10/1/53 24,327,472 23,520,876
Pool# SD6291 – 4.5% 10/1/53 7,833,500 7,377,401
Pool# SD8374 – 6.5% 11/1/53 3,784,896 3,865,312
Pool# SD8372 – 5.5% 11/1/53 4,542,471 4,490,017
Pool# SD8371 – 5% 11/1/53 12,236,217 11,826,548
Pool# SD8383 – 5.5% 12/1/53 21,096,383 20,841,379
Pool# SD8395 – 5.5% 1/1/54 23,764,951 23,473,410
Pool# SD8400 – 5% 2/1/54 19,139,047 18,486,100
Pool# SD8408 – 5.5% 3/1/54 23,598,687 23,304,932
Pool# SD8417 – 4.5% 3/1/54 14,319,888 13,478,880
Pool# SD8421 – 6% 4/1/54 4,344,125 4,367,254
Pool# SD8420 – 5.5% 4/1/54 10,949,689 10,813,387
Pool# SD8419 – 5% 4/1/54 21,801,749 21,057,945
Pool# SD8430 – 5% 5/1/54 5,732,894 5,537,304
Pool# SD8438 – 5.5% 6/1/54 17,652,041 17,432,305
Pool# SD8447 – 6% 7/1/54 4,631,364 4,660,988
a
a a
$ Principal
Amount $ Value a
Pool# MA5585 – 5.5% 9/1/54 7,653,441 7,556,971
Pool# SD8461 – 5% 9/1/54 7,880,588 7,610,488
Pool# SD6319 – 5% 11/1/54 51,465,192 49,701,226
Pool# SD8306 – 5.5% 12/1/54 17,906,006 17,680,302
Pool# SD8493 – 5% 12/1/54 13,023,343 12,576,965
586,103,031
a
Federal National Mortgage Association
Collateralized Mortgage Obligations
Series 2013-130 Class CA –2.5% 6/25/43 82,954 77,688
Series 2013-130 Class CD –3% 6/25/43 150,826 143,753
a
Pass-Through Securities
Pool# 932836 – 3% 12/1/25 2,311 2,290
Pool# 468516 – 5.17% 6/1/28 191,501 190,224
Pool# MA3443 – 4% 8/1/48 85,956 79,734
Pool# FM5733 – 2% 1/1/51 1,090,092 863,252
Pool# MA4733 – 4.5% 9/1/52 6,230,014 5,873,927
Pool# MA4785 – Series 4785 5% 10/1/52 11,396,186 11,038,621
Pool# MA4806 – Series 4806 5% 11/1/52 3,408,465 3,301,262
Pool# MA4840 – 4.5% 12/1/52 12,153,910 11,455,754
Pool# MA4941 – 5.5% 3/1/53 6,737,210 6,653,352
Pool# MA5009 – 5% 5/1/53 27,922,399 26,997,662
Pool# MA5040 – 6% 6/1/53 1,601,207 1,612,657
Pool# MA5039 – 5.5% 6/1/53 6,962,415 6,880,156
Pool# MA5038 – Series 5038 5% 6/1/53 3,110,141 3,008,062
Pool# MA5072 – 5.5% 7/1/53 19,410,810 19,185,109
Pool# MA5071 – 5% 7/1/53 21,563,265 20,848,950
Pool# MA5167 – 6.5% 10/1/53 2,280,253 2,330,893
Pool# MA5166 – 6% 10/1/53 5,836,663 5,870,125
Pool# MA5164 – 5% 10/1/53 9,563,951 9,239,952
Pool# MA5192 – 6.5% 11/1/53 5,032,694 5,139,620
Pool# MA5191 – 6% 11/1/53 4,217,897 4,242,078
Pool# MA5216 – 6% 12/1/53 8,307,962 8,354,743
Pool# MA5215 – 5.5% 12/1/53 21,007,805 20,753,505
Pool# MA5271 – 5.5% 2/1/54 16,109,306 15,908,779
Pool# CB7972 – 5% 2/1/54 9,551,905 9,233,056
Pool# MA5296 – 5.5% 3/1/54 13,679,381 13,509,100
Pool# MA5294 – 5% 3/1/54 9,568,309 9,242,173
Pool# MA5331 – 5.5% 4/1/54 13,898,226 13,725,220
Pool# MA5326 – 4.5% 4/1/54 6,267,631 5,900,032
Pool# DB1847 – 5.5% 5/1/54 4,873,285 4,811,859
Pool# MA5387 – 5% 6/1/54 29,980,988 28,954,374
Pool# MA5420 – 5.5% 7/1/54 9,432,110 9,313,223
Pool# MA5419 – 5% 7/1/54 12,737,870 12,301,696
Pool# MA5443 – 5% 8/1/54 7,837,306 7,568,936
Pool# MA5470 – 5.5% 9/1/54 15,522,449 15,326,793
Pool# MA5468 – 4.5% 9/1/54 17,643,550 16,605,933
Pool# MA5496 – 5% 10/1/54 15,813,153 15,271,656
Pool# MA5470 – 5% 1/1/55 8,000,000 7,725,796
359,541,995
a
Government National Mortgage Association
Collateralized Mortgage Obligations
Series 2021-29 Class CY –3% 9/20/50 999,297 771,916

Core Plus Income Fund
(Continued)
Schedule of Investments
December 31, 2024 (Unaudited)
a
a a
$ Principal
Amount $ Value a
a
Non-Government Agency
Collateralized Mortgage Obligations
Chase Home Lending Mortgage Trust (CHASE)
Series 2024-1 Class A3 –6% 1/25/55
(b) (c)
5,829,848 5,818,509
Series 2024-2 Class A3 –6% 2/25/55
(b) (c)
7,673,546 7,658,621
Series 2024-5 Class A2 –6% 4/25/55
(b) (c)
7,487,959 7,473,395
Series 2024-8 Class A3 –5.5% 8/25/55
(b) (c)
3,657,897 3,588,725
Flagstar Mortgage Trust (FSMT)
Series 2017-1 Class 2A2 –3% 3/25/47
(b) (c)
30,498 27,980
GS Mortgage-Backed Securities Trust (GSMBS)
Series 2023-PJ3 Class A3 –5% 10/27/53
(b) (c)
4,503,151 4,330,807
Series 2024-PJ5 Class A3 –6% 9/25/54
(b) (c)
6,205,462 6,193,392
JPMorgan Mortgage Trust (JPMMT)
Series 2016-3 Class A –2.96% 10/25/46
(b) (c)
39,315 36,702
Series 2017-3 Class A –2.5% 8/25/47
(b) (c)
46,884 40,567
Series 2018-6 Class 2A2 –3% 12/25/48
(b) (c)
13,506 12,716
Series 2023-3 Class A3A –5% 10/25/53
(b) (c)
4,076,502 3,920,486
Series 2023-4 Class 1A2 –6% 11/25/53
(b) (c)
2,406,598 2,401,917
Series 2023-9 Class A2 –6% 4/25/54
(b) (c)
2,714,526 2,709,247
Series 2023-10 Class A2 –6% 5/25/54
(b) (c)
1,870,594 1,866,955
Series 2024-2 Class A3 –6% 8/25/54
(b) (c)
2,730,500 2,725,190
Series 2024-4 Class A3 –6% 10/25/54
(b) (c)
4,070,863 4,062,945
Series 2024-6 Class A3 –6% 12/25/54
(b) (c)
4,809,606 4,800,251
Morgan Stanley Residential Mortgage Loan Trust (MSRM)
Series 2023-1 Class A1 –4% 2/25/53
(b) (c)
5,273,005 4,756,677
RCKT Mortgage Trust (RCKT)
Series 2021-3 Class A5 –2.5% 7/25/51
(b) (c)
1,259,725 1,108,942
Sequoia Mortgage Trust (SEMT)
Series 2019-CH2 Class A –4.5% 8/25/49
(b) (c)
3,451 3,427
Series 2023-3 Class A1 –6% 9/25/53
(b) (c)
4,132,109 4,124,072
Series 2024-1 Class A1 –6% 1/25/54
(b) (c)
11,034,328 11,012,866
a
Pass-Through Securities
Greenpoint Mortgage Pass-Through Certificates (GMSI)
Series 2003-1 Class A1 –7.72% 10/25/33
(c)
27,099 25,852
78,700,241
a
Total Mortgage-Backed Securities (Cost $1,035,695,390) 1,025,117,183
Municipal Bonds - 0.0% a
Detroit, MI City School District General Obligation SBLF,
6.65% 5/1/29 (Cost $539,360) 460,000 490,381
U.S. Treasuries - 27.2% a
U.S. Treasury Bonds
3.5% 2/15/39 2,100,000 1,841,578
4.5% 8/15/39 5,000,000 4,869,186
4.38% 11/15/39 5,000,000 4,794,893
4.63% 2/15/40 20,000,000 19,696,833
1.88% 2/15/41 11,500,000 7,708,691
4.38% 5/15/41 5,000,000 4,763,434
1.75% 8/15/41 4,000,000 2,591,774
2% 11/15/41 7,500,000 5,039,896
2.38% 2/15/42 28,000,000 19,943,526
3.25% 5/15/42 15,000,000 12,207,000
a
a a
$ Principal
Amount $ Value a
4% 11/15/42 90,000,000 81,014,952
3.88% 2/15/43 10,000,000 8,827,183
3.13% 2/15/43 25,000,000 19,756,091
3.88% 5/15/43 49,000,000 43,141,368
2.88% 5/15/43 2,000,000 1,515,456
4.38% 8/15/43 75,500,000 71,069,138
3.63% 8/15/43 17,000,000 14,405,703
4.75% 11/15/43 25,000,000 24,692,211
3.75% 11/15/43 6,000,000 5,168,224
4.5% 2/15/44 75,000,000 71,608,645
3.63% 2/15/44 15,500,000 13,083,209
4.63% 5/15/44 25,000,000 24,244,248
3.38% 5/15/44 15,500,000 12,567,084
4.13% 8/15/44 50,000,000 45,264,115
3.13% 8/15/44 27,500,000 21,365,719
3% 11/15/44 24,000,000 18,222,033
2.5% 2/15/45 21,000,000 14,576,850
3% 5/15/45 23,000,000 17,385,294
3% 11/15/45 9,500,000 7,146,628
2.5% 5/15/46 8,400,000 5,722,503
2.25% 8/15/46 2,500,000 1,614,682
3% 2/15/47 1,000,000 741,335
4.13% 8/15/53 13,000,000 11,582,431
U.S. Treasury Notes
2.25% 2/15/27 3,500,000 3,359,341
2.25% 8/15/27 3,000,000 2,852,073
1.13% 2/29/28 6,500,000 5,897,495
1.25% 9/30/28 7,000,000 6,257,382
2.38% 10/15/28 13,000,000 13,608,524
1.5% 11/30/28 3,000,000 2,694,921
1.88% 2/28/29 3,500,000 3,170,804
4% 10/31/29 10,000,000 9,833,661
1.75% 11/15/29 3,000,000 2,661,209
1.5% 2/15/30 5,250,000 4,559,680
4% 2/28/30 20,000,000 19,634,427
0.88% 11/15/30 8,000,000 6,547,352
1.13% 2/15/31 4,500,000 3,714,669
1.38% 11/15/31 5,500,000 4,495,467
1.88% 2/15/32 1,000,000 841,404
4.13% 11/15/32 42,000,000 40,974,874
4.5% 11/15/33 10,000,000 9,957,858
4.25% 11/15/34 16,000,000 15,584,235
4.25% 5/15/39 10,000,000 9,489,919
a
Total U.S. Treasuries (Cost $845,541,768) 784,307,208
Cash Equivalents - 4.1% a
a
JPMorgan U.S. Government Money Market
Fund - Institutional Class 4.36% (Cost
$117,609,267)
(d)
117,609,267 117,609,267
Short-Term Securities Held as Collateral for Securities on Loan - 0.2% a
a Shares $ Value
Goldman Sachs Financial Square Government Fund
Institutional Class –4.36%
(d)
5,205,580 5,205,580

a
a
a
Shares $ Value
Citibank N.A. DDCA
4.33% 578,398 578,398
a
Total Short-Term Securities Held as Collateral for Securities on Loan
(Cost $5,783,978) 5,783,978
Total Investments in Securities 102.1%
(Cost $3,005,603,527) 2,945,168,892
Other Liabilities in Excess of Other Assets -  (2.1%) (60,748,121)
Net Assets - 100% 2,884,420,771
Net Asset Value Per Share - Investor Class 9.53
Net Asset Value Per Share - Institutional Class 9.54
^ This security or a partial position of this security was on loan as of December 31, 2024. The total value of securities on loan as of December 31, 2024 was $5,662,894.
# This security, in part or entirely, represents a delayed-settlement security.
(a) Foreign domiciled entity.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(c) The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.
(d) Rate presented represents the 7 day average yield at December 31, 2024.
(e) Defaulted bond.

Large Cap Equity Fund
Schedule of Investments
December 31, 2024 (Unaudited)
Common Stocks - 98.6% a
Financials
% of Net
Assets Shares $ Value
Transaction & Payment Processing Services 17.9
Visa, Inc. - Class A 162,500 51,356,500
Global Payments, Inc. 425,000 47,625,500
Mastercard, Inc. - Class A 85,000 44,758,450
Fidelity National Information Services, Inc. 272,500 22,009,825
a
Multi-Sector Holdings 5.3
Berkshire Hathaway, Inc. - Class B
(a)
107,500 48,727,600
a
Insurance Brokers 4.8
Aon plc - Class A 122,500 43,997,100
a
Financial Exchanges & Data 2.1
S&P Global, Inc. 40,000 19,921,200
a
30.1 278,396,175
Information Technology
Application Software 7.9
Salesforce, Inc. 95,000 31,761,350
Constellation Software, Inc. Canada
(b)
7,500 23,191,641
Adobe, Inc.
(a)
40,000 17,787,200
a
IT Consulting & Other Services 5.5
Accenture plc - Class A
(b)
90,000 31,661,100
Gartner, Inc.
(a)
40,000 19,378,800
a
Systems Software 3.4
Oracle Corp. 187,500 31,245,000
a
Semiconductor Materials & Equipment 2.7
Analog Devices, Inc. 117,500 24,964,050
a
19.5 179,989,141
Communication Services
Interactive Media & Services 9.2
Meta Platforms, Inc. - Class A 75,000 43,913,250
Alphabet, Inc. - Class C 217,500 41,420,700
a
Cable & Satellite 4.1
Charter Communications, Inc. - Class A
(a)
110,000 37,704,700
a
13.3 123,038,650
Health Care
Life Sciences Tools & Services 9.3
Danaher Corp. 206,000 47,287,300
Thermo Fisher Scientific, Inc. 75,000 39,017,250
a
Health Care Services 1.9
Labcorp Holdings, Inc. 75,000 17,199,000
a
11.2 103,503,550
Industrials
Research & Consulting Services 3.6
Equifax, Inc. 132,500 33,767,625
a
Industrials
% of Net
Assets Shares $ Value
a
Industrial Machinery & Supplies &
Components 3.4
IDEX Corp. 150,000 31,393,500
a
Environmental & Facilities Services 2.1
Veralto Corp. 190,000 19,351,500
a
Cargo Ground Transportation 2.0
Old Dominion Freight Line, Inc. 105,000 18,522,000
a
11.1 103,034,625
Consumer Discretionary
Broadline Retail 4.0
Amazon.com, Inc.
(a)
167,500 36,747,825
a
Automotive Retail 3.2
CarMax, Inc.
(a)
360,000 29,433,600
a
7.2 66,181,425
Real Estate
Real Estate Services 3.4
CoStar Group, Inc.
(a)
437,700 31,334,943
Materials
Construction Materials 2.8
Vulcan Materials Co. 100,000 25,723,000
a
Total Common Stocks (Cost $446,910,225) 911,201,509
Cash Equivalents - 1.4% a
a
$ Principal
Amount $ Value a
a a a a
JPMorgan U.S. Government Money Market
Fund - Institutional Class 4.36% (Cost
$12,979,578)
(c)
12,979,578 12,979,578
a
Total Investments in Securities - 100.0%
(Cost $459,889,803) 924,181,087
Other Liabilities in Excess of Other Assets -  0.0% (203,969)
Net Assets - 100% 923,977,118
Net Asset Value Per Share - Investor Class 52.58
Net Asset Value Per Share - Institutional Class 54.30
(a) Non-income producing.
(b) Foreign domiciled entity.
(c) Rate presented represents the 7 day average yield at December 31, 2024.

Multi Cap Equity Fund
Schedule of Investments
December 31, 2024 (Unaudited)
Common Stocks - 94.7% a
Communication Services
% of Net
Assets Shares $ Value
Interactive Media & Services 11.9
Alphabet, Inc. - Class C 180,000 34,279,200
Meta Platforms, Inc. - Class A 57,500 33,666,825
a
Cable & Satellite 5.4
Liberty Broadband Corp.
(a)
Class C 200,000 14,952,000
Class A 100,000 7,436,000
Charter Communications, Inc. - Class A^
(a)
25,000 8,569,250
a
Communications Equipment 3.2
Sirius XM Holdings, Inc.^ 800,000 18,240,000
a
Integrated Telecommunication Services 0.8
LICT Corp.
(a)
315 4,465,912
a
Alternative Carriers 0.7
Liberty Global, Ltd. - Class C
(a) (b)
300,000 3,942,000
a
22.0 125,551,187
Financials
Transaction & Payment Processing Services 9.7
Visa, Inc. - Class A 92,500 29,233,700
Mastercard, Inc. - Class A 50,000 26,328,500
a
Multi-Sector Holdings 7.1
Berkshire Hathaway, Inc. - Class B
(a)
90,000 40,795,200
a
Insurance Brokers 4.3
Aon plc - Class A 67,500 24,243,300
a
21.1 120,600,700
Industrials
Aerospace & Defense 5.2
HEICO Corp. - Class A 160,000 29,772,800
a
Industrial Machinery & Supplies &
Components 2.9
IDEX Corp. 80,000 16,743,200
a
Research & Consulting Services 2.5
Equifax, Inc. 55,000 14,016,750
a
Cargo Ground Transportation 2.0
Old Dominion Freight Line, Inc. 65,000 11,466,000
a
Environmental & Facilities Services 1.2
Veralto Corp. 70,000 7,129,500
a
13.8 79,128,250
Health Care
Life Sciences Tools & Services 6.0
Danaher Corp. 86,000 19,741,300
Bio-Techne Corp. 200,000 14,406,000
a
Health Care
% of Net
Assets Shares $ Value
a
Health Care Services 3.3
Labcorp Holdings, Inc. 82,000 18,804,240
a
9.3 52,951,540
Materials
Construction Materials 6.0
Vulcan Materials Co. 70,000 18,006,100
Martin Marietta Materials, Inc.^ 31,200 16,114,800
a
Specialty Chemicals 2.6
Perimeter Solutions, Inc.
(a)
1,161,334 14,841,849
a
8.6 48,962,749
Information Technology
Application Software 3.2
ACI Worldwide, Inc.
(a)
350,000 18,168,500
a
Semiconductor Materials & Equipment 2.8
Texas Instruments, Inc. 85,000 15,938,350
a
IT Consulting & Other Services 2.0
Gartner, Inc.
(a)
24,000 11,627,280
a
8.0 45,734,130
Consumer Discretionary
Automotive Retail 3.7
CarMax, Inc.
(a)
260,000 21,257,600
a
Distributors 2.9
LKQ Corp.^ 450,000 16,537,500
a
6.6 37,795,100
Real Estate
Real Estate Services 5.3
CoStar Group, Inc.
(a)
300,000 21,477,000
Altus Group, Ltd. Canada
(b)
225,000 8,765,522
a
5.3 30,242,522
a
Total Common Stocks (Cost $236,972,068) 540,966,178
Cash Equivalents - 5.3% a
a
$ Principal
Amount $ Value a
a a a a
U.S. Treasury Bills, 4.06% to 4.08%, 3/4/25 to
3/18/25
(c) (d)
26,000,000 25,790,897
JPMorgan U.S. Government Money Market
Fund - Institutional Class 4.36%
(d)
4,472,494 4,472,494
a
Total Cash Equivalents (Cost $30,249,056) 30,263,391

Multi Cap Equity Fund
(Continued)
Schedule of Investments
December 31, 2024 (Unaudited)
Short-Term Securities Held as Collateral for Securities on Loan - 2.9% a
a a
$ Principal
Amount $ Value a
a a a a
Goldman Sachs Financial Square Government Fund
Institutional Class – 4.36%
(d)
15,015,150 15,015,150
Citibank N.A. DDCA
4.33% 1,668,350 1,668,350
a
Total Short-Term Securities Held as Collateral for Securities on Loan
(Cost $16,683,500) 16,683,500
Total Investments in Securities - 102.9%
(Cost $283,904,624) 587,913,069
Other Liabilities in Excess of Other Assets -  (2.9%) (16,766,275)
Net Assets - 100% 571,146,794
Net Asset Value Per Share - Investor Class 32.27
Net Asset Value Per Share - Institutional Class 33.35
^ This security or a partial position of this security was on loan as of December 31, 2024. The total value of securities on loan as of December 31, 2024 was $16,315,788.
(a) Non-income producing.
(b) Foreign domiciled entity.
(c) Interest rates presented represent the effective yield at December 31, 2024.
(d) Rate presented represents the 7 day average yield at December 31, 2024.

Nebraska Tax Free Income Fund
Schedule of Investments
December 31, 2024 (Unaudited)
Municipal Bonds - 93.1% a
a
% of Net
Assets
$ Principal
Amount $ Value a
a a a a
California 0.9
San Diego County Regional Airport Authority Revenue
Series B 5% 7/1/25 200,000 201,422
a
Florida 0.9
State of Florida General Obligation 4% 6/1/36 200,000 197,423
a
Nebraska 86.2
Ashland-Greenwood Public Schools General Obligation
3% 12/15/42 100,000 80,888
Cass County School District No. 22 General Obligation
    2.05% 12/15/25 375,000 368,808
    2.2% 12/15/26 250,000 242,742
City of Bellevue NE General Obligation Series A 3%
9/15/32 500,000 477,019
City of Blair NE General Obligation 5% 6/15/34 360,000 378,553
City of Blair NE Water System Revenue
    2.85% 12/15/25 100,000 98,720
    3% 12/15/26 100,000 97,817
    3.1% 12/15/27 100,000 96,965
    3.2% 12/15/28 100,000 96,076
City of Columbus NE Combined Utilities System Revenue
    4% 6/15/33 200,000 205,030
AGC,
    4% 12/15/26 100,000 101,884
    4% 12/15/27 100,000 101,957
City of Columbus NE General Obligation
    3% 12/15/29 150,000 147,484
    3% 12/15/30 150,000 146,497
City of Grand Island NE Combined Utility System Revenue
Series A AGC,
    4% 8/15/35 205,000 209,386
    4% 8/15/36 125,000 127,165
City of Grand Island NE General Obligation
    3% 11/15/27 150,000 149,388
    3% 11/15/30 150,000 147,030
City of Gretna NE Certificates of Participation 4% 12/15/25 500,000 500,207
City of Kearney NE General Obligation 4% 5/15/34 220,000 220,673
City of Lincoln NE Electric System Revenue 3% 9/1/28 30,000 29,450
City of Norfolk NE General Obligation 3.38% 5/15/34 500,000 489,071
City of Omaha NE General Obligation
Series A
    3% 4/15/35 100,000 92,056
Series A Class A –
    3% 4/15/34 100,000 93,310
City of Omaha NE Riverfront Redevelopment Special Tax
Revenue Series A 4% 1/15/33 260,000 267,074
City of Omaha NE Sewer Revenue
    5% 4/1/26 250,000 256,678
    4% 4/1/31 350,000 352,306
Series A
    4% 4/1/34 100,000 102,956
County of Saline NE Revenue 3% 2/15/31 200,000 190,420
County of Sarpy NE Certificates of Participation 1.75%
6/15/26 500,000 485,376
County of Seward NE General Obligation 3% 12/15/30 605,000 592,667
Cozad City School District General Obligation 4% 6/15/26 250,000 252,685
Dawson County Public Power District Revenue
Series A
    2% 6/15/26 170,000 165,054
a
a
% of Net
Assets
$ Principal
Amount $ Value a
a a a a
    2.1% 6/15/27 105,000 100,207
Series B
    2.5% 6/15/28 135,000 128,231
    3% 6/15/29 245,000 235,862
    3% 6/15/30 355,000 336,630
Dodge County School District No. 595 General Obligation
1.9% 6/15/32 200,000 171,206
Douglas County Hospital Authority No. 2 Revenue
    5% 5/15/26 500,000 500,207
    5% 5/15/30 140,000 143,020
    4% 5/15/32 700,000 701,413
Douglas County Hospital Authority No. 3 Revenue 5%
11/1/26 250,000 252,872
Douglas County School District No. 59 NE General
Obligation 3% 12/15/32 100,000 94,996
Lincoln Airport Authority Revenue 5% 7/1/27 150,000 154,787
Madison County Hospital Authority No. 1 Revenue 5%
7/1/35 140,000 138,965
Metropolitan Utilities District of Omaha Gas System
Revenue 4% 12/1/27 450,000 450,384
Municipal Energy Agency of Nebraska Revenue
    5% 4/1/27 350,000 361,510
    5% 4/1/28 225,000 232,399
Nebraska Cooperative Republican Platte Enhancement
Project Revenue Series A 2% 12/15/29 250,000 225,266
Nebraska Educational Health Cultural & Social Services
Finance Authority Revenue 4% 1/1/34 110,000 106,779
Nebraska Investment Finance Authority Revenue
    4.45% 9/1/43 180,000 178,514
Series B
    1.35% 9/1/26 200,000 189,623
Series C GNMA,
    2% 9/1/35 325,000 255,734
Nebraska Public Power District Revenue Series C 5%
1/1/32 65,000 65,951
Nebraska State College Facilities Corp. Revenue AGC,
4% 7/15/28 250,000 253,795
Omaha Public Facilities Corp. Revenue
    4% 6/1/28 85,000 86,169
Series A
    4% 6/1/31 155,000 160,782
Series C
    4% 4/1/33 340,000 349,184
    4% 4/1/39 500,000 494,980
Omaha Public Power District Revenue
Series A
    2.85% 2/1/27 500,000 492,802
Series C
    5% 2/1/39 150,000 150,194
Omaha School District General Obligation
    5% 12/15/28 130,000 130,514
    5% 12/15/29 350,000 362,294
    5% 12/15/31 135,000 139,405
Papillion Municipal Facilities Corp. Revenue
    2% 12/15/32 100,000 85,630
    2% 12/15/34 200,000 163,845
Papillion-La Vista School District No. 27 General
Obligation
Series A
    2.2% 12/1/25 150,000 147,915
    2.3% 12/1/26 275,000 268,604
Series B
    4% 12/1/35 400,000 411,553

Nebraska Tax Free Income Fund
(Continued)
Schedule of Investments
December 31, 2024 (Unaudited)
a
a
% of Net
Assets
$ Principal
Amount $ Value a
a a a a
Public Power Generation Agency Revenue 5% 1/1/28 500,000 500,000
State of Nebraska Certificates of Participation
    3% 2/1/26 60,000 59,864
Series A
    2% 4/1/26 150,000 146,721
University of Nebraska Facilities Corp. (The) Revenue 5%
7/15/29 380,000 390,528
University of Nebraska Revenue
PRE-REFUNDED/ESCROWED TO MATURITY,
    3% 7/1/25 100,000 99,955
    2.5% 7/1/26 210,000 208,532
    3% 7/1/27 100,000 100,159
    5% 5/15/30 100,000 105,662
Upper Republican Natural Resource District Revenue
AGC,
    4% 12/15/25 245,000 245,176
    4% 12/15/27 395,000 395,291
Village of Boys Town NE Revenue
    3% 9/1/28 700,000 691,279
    3% 7/1/35 325,000 298,481
Winside Public Schools General Obligation 2% 6/15/31 350,000 302,522
a
19,629,784
a
New Mexico 1.6
New Mexico Finance Authority Revenue Series C 4%
6/1/34 365,000 366,732
a
Texas 1.6
City of Austin Tx Airport System Revenue Series B 5%
11/15/26 250,000 256,469
City of Austin Tx Electric Utility Revenue Series A 5%
11/15/35 100,000 109,087
a
365,556
a
Utah 0.5
City of Salt Lake City UT Public Utilities Revenue 5%
2/1/35 100,000 106,909
a
Washington 1.4
Pierce County School District No. 10 Tacoma General
Obligation Series B AMBAC, 4% 12/1/35 100,000 102,346
Port of Seattle WA Revenue Series C 5% 5/1/26 200,000 203,529
a
305,875
a
Total Municipal Bonds (Cost $22,048,833) 21,173,701
Cash Equivalents - 6.2% a
a a a a
JPMorgan U.S. Government Money Market
Fund - Institutional Class 4.36% (Cost
$1,421,452)
(a)
1,421,452 1,421,452
a
Total Investments in Securities - 99.3%
(Cost $23,470,285) 22,595,153
Other Assets Less Other Liabilities -  0.7% 166,516
Net Assets - 100% 22,761,669
Net Asset Value Per Share - Investor Class 9.59
(a) Rate presented represents the 7 day average yield at December 31, 2024.

Partners III Opportunity Fund
Schedule of Investments
December 31, 2024 (Unaudited)
Common Stocks - 92.5% a
Financials
% of Net
Assets Shares $ Value
Transaction & Payment Processing Services 14.3
Visa, Inc. - Class A 70,000 22,122,800
Mastercard, Inc. - Class A 40,000 21,062,800
Global Payments, Inc. 160,000 17,929,600
a
Multi-Sector Holdings 11.4
Berkshire Hathaway, Inc. - Class B
(a) (b)
108,000 48,954,240
a
Insurance Brokers 4.2
Aon plc - Class A 50,000 17,958,000
a
29.9 128,027,440
Communication Services
Interactive Media & Services 7.9
Alphabet, Inc. - Class C 100,000 19,044,000
Meta Platforms, Inc. - Class A 25,000 14,637,750
a
Cable & Satellite 6.4
Liberty Broadband Corp.
(a)
Class C 325,000 24,297,000
Class A 40,000 2,974,400
a
Communications Equipment 3.4
Sirius XM Holdings, Inc.^ 650,000 14,820,000
a
Alternative Carriers 1.5
Liberty Global, Ltd. - Class C
(a) (c)
487,333 6,403,556
a
19.2 82,176,706
Health Care
Life Sciences Tools & Services 11.0
Danaher Corp. 85,000 19,511,750
Thermo Fisher Scientific, Inc. 35,000 18,208,050
Bio-Techne Corp. 130,000 9,363,900
a
Health Care Services 3.2
Labcorp Holdings, Inc. 60,000 13,759,200
a
14.2 60,842,900
Information Technology
Application Software 5.8
Roper Technologies, Inc. 25,000 12,996,250
CoreCard Corp.
† (a)
515,000 11,690,500
a
Systems Software 3.4
Microsoft Corp. 35,000 14,752,500
a
Semiconductor Materials & Equipment 3.1
Texas Instruments, Inc. 70,000 13,125,700
a
12.3 52,564,950
Consumer Discretionary
Broadline Retail 4.1
Amazon.com, Inc.
(a) (b)
80,000 17,551,200
a
Consumer Discretionary
% of Net
Assets Shares $ Value
a
Automotive Retail 3.8
CarMax, Inc.
(a)
200,000 16,352,000
a
7.9 33,903,200
Industrials
Industrial Machinery & Supplies &
Components 3.9
IDEX Corp. 80,000 16,743,200
Materials
Specialty Chemicals 2.8
Perimeter Solutions, Inc.
(a)
925,000 11,821,500
Real Estate
Real Estate Services 2.3
CoStar Group, Inc.
(a)
140,000 10,022,600
a
Total Common Stocks (Cost $196,705,012) 396,102,496
Cash Equivalents - 7.4% a
a
$ Principal
Amount $ Value a
a a a a
U.S. Treasury Bills, 4.03% to 4.08%, 2/18/25
to 3/18/25
(d) (e)
22,000,000 21,849,511
JPMorgan U.S. Government Money Market
Fund - Institutional Class 4.36%
(e)
9,426,249 9,426,249
Northern U.S. Government Select Money
Market Fund 4.16%
(e)
302,673 302,673
a
Total Cash Equivalents (Cost $31,566,974) 31,578,433
Short-Term Securities Held as Collateral for Securities on Loan - 1.4% a
a
a a a a
Goldman Sachs Financial Square Government Fund
Institutional Class – 4.36%
(e)
5,231,175 5,231,175
Citibank N.A. DDCA
4.33% 581,242 581,242
a
Total Short-Term Securities Held as Collateral for Securities on Loan
(Cost $5,812,417) 5,812,417
Total Investments in Securities - 101.3%
(Cost $234,084,403) 433,493,346
Due from Broker - 4.9% 21,046,900
Securities Sold Short - (4.8)% (20,512,800)
Other Assets Less Other Liabilities -  (1.4%) (6,057,222)
Net Assets - 100% 427,970,224
Net Asset Value Per Share - Investor Class 11.91
Net Asset Value Per Share - Institutional Class 13.26

Partners III Opportunity Fund
(Continued)
Schedule of Investments
December 31, 2024 (Unaudited)
Securities Sold Short - (4.8)%
Shares $ Value
a
SPDR S&P 500 ETF Trust 35,000 (20,512,800)
Total Securities Sold Short (proceeds $7,361,008) (20,512,800)
† Non-controlled affiliate.
^ This security or a partial position of this security was on loan as of December 31, 2024. The total value of securities on loan as of December 31, 2024 was $5,685,978.
(a) Non-income producing.
(b) Fully or partially pledged as collateral on securities sold short and outstanding written options.
(c) Foreign domiciled entity.
(d) Interest rates presented represent the effective yield at December 31, 2024.
(e) Rate presented represents the 7 day average yield at December 31, 2024.

Short Duration Income Fund
Schedule of Investments
December 31, 2024 (Unaudited)
Corporate Bonds - 5.6% a
a a
$ Principal
Amount $ Value a
a a a a
Agree, LP
2% 6/15/28 2,239,000 2,029,761
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.5% 4/20/26
(a) (b)
1,037,500 1,034,966
Ares Capital Corp.
7% 1/15/27 1,000,000 1,036,704
Ares Strategic Income Fund
5.7% 3/15/28
(b)
3,000,000 3,000,590
Ashtead Capital, Inc.
1.5% 8/12/26
(b)
4,800,000 4,544,878
4.38% 8/15/27
(b)
3,000,000 2,949,656
Bath & Body Works, Inc.
9.38% 7/1/25
(b)
1,000,000 1,018,210
6.69% 1/15/27 945,000 968,935
Blackstone Secured Lending Fund
5.88% 11/15/27 250,000 254,014
Boeing Co. (The)
6.26% 5/1/27
(b)
2,500,000 2,560,156
Cantor Fitzgerald LP
4.5% 4/14/27
(b)
1,500,000 1,472,329
Concentrix Corp.
6.65% 8/2/26 2,910,000 2,961,971
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.5% 10/20/25
(a) (b)
999,000 993,049
Devon Energy Corp.
5.25% 10/15/27 390,000 390,518
Energy Transfer LP
5.63% 5/1/27
(b)
610,000 611,634
EPR Properties
4.75% 12/15/26 4,869,000 4,831,525
4.5% 6/1/27 1,000,000 983,377
Expedia Group, Inc.
6.25% 5/1/25
(b)
1,672,000 1,673,194
Gartner, Inc.
4.5% 7/1/28
(b)
1,200,000 1,170,217
Hercules Capital, Inc.
2.63% 9/16/26 1,500,000 1,428,551
Highwoods Realty LP
3.88% 3/1/27 750,000 729,733
Kite Realty Group Trust
4% 3/15/25 2,083,000 2,077,200
Mileage Plus Holdings LLC/Mileage Plus Intellectual
Property Assets Ltd.
6.5% 6/20/27
(b)
1,257,850 1,266,684
MPLX LP
4.88% 6/1/25 1,961,000 1,959,997
Penske Truck Leasing Co. Lp / PTL Finance Corp.
5.35% 3/30/29
(b)
6,000,000 6,049,259
Retail Opportunity Investments Partnership LP
6.75% 10/15/28 3,500,000 3,710,063
Starwood Property Trust, Inc.
4.75% 3/15/25 883,000 884,825
Synchrony Bank
5.4% 8/22/25 1,000,000 1,001,516
VICI Properties LP/VICI Note Co., Inc.
4.63% 6/15/25
(b)
3,100,000 3,092,292
Vontier Corp.
1.8% 4/1/26 1,004,000 963,694
a
Total Corporate Bonds (Cost $57,074,264) 57,649,498
Corporate Convertible Bonds - 0.3% a
a a
$ Principal
Amount $ Value a
a a a a
Redwood Trust Holdings, Inc.
5.75% 10/1/25 (Cost $3,000,000) 3,000,000 2,985,000
Asset-Backed Securities - 34.2% a
a a a a
Automobile
ACM Auto Trust (ACMAT)
Series 2023-2A Class A –7.97% 6/20/30
(b)
981,070 985,163
Series 2023-2A Class B –9.85% 6/20/30
(b)
3,000,000 3,088,318
Series 2024-1A Class A –7.71% 1/21/31
(b)
263,744 264,394
Series 2024-2A Class A –6.06% 2/20/29
(b)
3,045,602 3,056,981
AmeriCredit Automobile Receivables Trust (AMCAR)
Series 2020-3 Class D –1.49% 9/18/26 3,000,000 2,968,554
ARI Fleet Lease Trust (ARIFL)
Series 2023-B Class A2 –6.05% 7/15/32
(b)
2,190,769 2,214,741
Series 2024-A Class A2 –5.3% 11/15/32
(b)
1,124,520 1,131,048
Series 2024-B Class A2 –5.54% 4/15/33
(b)
1,530,000 1,543,124
Arivo Acceptance Auto Loan Receivables Trust (ARIVO)
Series 2022-1A Class A –3.93% 5/15/28
(b)
854,902 851,347
Bayview Opportunity Master Fund VII Trust (BVABS)
Series 2024-CAR1 Class A –5.67% 12/26/31 Floating
Rate (SOFR30A + 110)
(b) (c)
2,136,668 2,142,739
Series 2024-CAR1 Class B –5.87% 12/26/31 Floating
Rate (SOFR30A + 130)
(b) (c)
1,246,390 1,249,780
Series 2024-CAR1F Class A –6.97% 7/29/32
(b)
1,533,709 1,538,294
BOF URSA VI Funding Trust I (BVABS)
Series 2023-CAR1 Class A2 –5.54% 10/27/31
(b)
242,408 243,447
Series 2023-CAR2 Class A2 –5.54% 10/27/31
(b)
562,236 564,642
BOF VII AL Funding Trust I (BVABS)
Series 2023-CAR3 Class A2 –6.29% 7/26/32
(b)
2,622,028 2,665,646
CFMT LLC (CFMT)
Series 2021-AL1 Class B –1.39% 9/22/31
(b)
785,022 770,789
Chesapeake Funding II LLC (CFII)
Series 2023-1A Class A1 –5.65% 5/15/35
(b)
1,434,206 1,443,876
Series 2023-2A Class A1 –6.16% 10/15/35
(b)
924,771 938,600
Series S2-1A Class A1 –5.52% 5/15/36
(b)
2,400,731 2,427,835
Enterprise Fleet Financing LLC (EFF)
Series 2023-1 Class A2 –5.51% 1/22/29
(b)
393,295 395,364
Series 2023-2 Class A2 –5.56% 4/22/30
(b)
2,892,596 2,918,323
Series 2023-3 Class A2 –6.4% 3/20/30
(b)
2,528,519 2,577,067
Series 2024-1 Class A2 –5.23% 3/20/30
(b)
1,671,540 1,684,139
Series 2024-2 Class A3 –5.61% 4/20/28
(b)
2,700,000 2,748,504
Series 2024-3 Class A3 –4.98% 8/21/28
(b)
1,870,000 1,882,523
Series 2024-4 Class A3 –4.56% 11/20/28
(b)
1,400,000 1,395,030
Exeter Automobile Receivables Trust (EART)
Series 2021-1A Class D –1.08% 11/16/26 418,928 414,836
First Help Financial Trust (FHF)
Series 2022-1A Class A –4.43% 1/18/28
(b)
1,037,929 1,035,895
Series 2022-2A Class A –6.14% 12/15/27
(b)
257,618 259,214
Series 2023-1A Class A2 –6.57% 6/15/28
(b)
939,472 951,419
Series 2023-2A Class A2 –6.79% 10/15/29
(b)
1,119,511 1,140,619
Series 2024-2A Class A2 –5.89% 6/15/30
(b)
2,890,630 2,926,878
Series 2024-3A Class A2 –4.94% 11/15/30
(b)
3,750,000 3,743,990
First Investors Auto Owner Trust (FIAOT)
Series 2022-1A Class A –2.03% 1/15/27
(b)
79,502 79,360
Huntington Bank Auto Credit-Linked Notes (HACLN)
Series 2024-2 Class B1 –5.44% 10/20/32
(b)
1,867,929 1,870,477
LAD Auto Receivables Trust (LADAR)
Series 2022-1A Class A –5.21% 6/15/27
(b)
980,846 982,497
Series 2023-1A Class A2 –5.68% 10/15/26
(b)
210,696 210,794
Series 2023-1A Class B –5.59% 8/16/27
(b)
2,500,000 2,514,058
Series 2023-2A Class A2 –5.93% 6/15/27
(b)
460,466 461,651

Short Duration Income Fund
(Continued)
Schedule of Investments
December 31, 2024 (Unaudited)
a
a a
$ Principal
Amount $ Value a
a a a a
Series 2023-4A Class A3 –6.1% 12/15/27
(b)
3,625,000 3,653,244
Lendbuzz Auto Receivables Trust (LBZZ)
Series 2024-A Class A –6% 5/15/31
(b)
5,000,000 5,004,600
Lendbuzz Securitization Trust (LBZZ)
Series 2023-1A Class A2 –6.92% 8/15/28
(b)
3,424,603 3,480,716
Series 2023-3A Class A2 –7.5% 12/15/28
(b)
5,354,159 5,493,145
Series 2024-1A Class A2 –6.19% 8/15/29
(b)
1,938,767 1,960,364
Series 2024-2A Class A2 –5.99% 5/15/29
(b)
5,440,414 5,498,786
Series 2024-3A Class A2 –4.97% 10/15/29
(b)
2,250,000 2,250,500
Lobel Automobile Receivables Trust (LOBEL)
Series 2023-2 Class A –7.59% 4/16/29
(b)
310,369 313,337
Merchants Fleet Funding LLC (MFF)
Series 2023-1A Class A –7.21% 5/20/36
(b)
6,393,579 6,471,941
OneMain Direct Auto Receivables Trust (ODART)
Series 2021-1A Class A –0.87% 7/14/28
(b)
733,521 722,829
Series 2022-1A Class C –1.42% 7/14/28
(b)
4,100,000 3,952,207
Prestige Auto Receivables Trust (PART)
Series 2022-1A Class B –6.55% 7/17/28
(b)
1,312,778 1,314,591
Research-Driven Pagaya Motor Asset Trust (RPM)
Series 2023-3A Class A –7.13% 1/26/32
(b)
3,232,520 3,263,235
Series 2023-4A Class A –7.54% 3/25/32
(b)
3,764,883 3,818,899
SAFCO Auto Receivables Trust (SAFCO)
Series 2024-1A Class A –6.51% 3/20/28
(b)
1,903,178 1,915,783
Santander Bank NA (SBCLN)
Series 2021-1A Class B –1.83% 12/15/31
(b)
2,216 2,213
SFS Auto Receivables Securitization Trust (SFAST)
Series 2023-1A Class A2A –5.89% 3/22/27
(b)
412,600 413,560
Tricolor Auto Securitization Trust (TAST)
Series 2024-3A Class A –5.22% 6/15/28
(b)
1,738,251 1,743,869
United Auto Credit Securitization Trust (UACST)
Series 2024-1 Class A –6.17% 8/10/26
(b)
962,461 964,242
Series 2024-1 Class B –6.57% 6/10/27
(b)
6,000,000 6,055,342
Wheels Fleet Lease Funding LLC (WFLF)
Series 2023-2A Class A –6.46% 8/18/38
(b)
5,432,852 5,536,503
Series 2024-1A Class A1 –5.49% 2/18/39
(b)
4,500,000 4,553,298
Series 2024-2A Class A1 –4.87% 6/21/39
(b)
6,300,000 6,311,739
a
134,976,899
a
Collateralized Loan Obligations
ABPCI Direct Lending Fund CLO I LLC (ABPCI)
Series 2016-1A Class A1A2 –6.58% 7/20/33 Floating
Rate (TSFR3M + 196)
(a) (b) (c)
2,000,000 2,002,507
Audax Senior Debt CLO 6 LLC (AUDAX)
Series 2021-6A Class A1 –6.38% 10/20/33 Floating
Rate (TSFR3M + 176)
(b) (c)
6,000,000 6,005,854
AUF Funding LLC (ANTF)
Series 2022-1A Class B1 –8.37% 1/20/31 Floating Rate
(TSFR3M + 375)
(b) (c)
2,500,000 2,513,183
BlackRock Elbert CLO V LLC (ELB)
Series 5A Class AR –6.21% 6/15/34 Floating Rate
(TSFR3M + 185)
(b) (c)
1,999,501 2,003,737
BlackRock Rainier CLO VI Ltd. (BLKMM)
Series 2021-6A Class A –6.58% 4/20/33 Floating Rate
(TSFR3M + 196)
(a) (b) (c)
5,500,000 5,506,855
Brightwood Capital MM CLO Ltd. (BWCAP)
Series 2020-1A Class A1R –7.46% 1/15/31 Floating Rate
(TSFR3M + 280)
(a) (b) (c)
560,933 561,342
Cerberus Loan Funding XLIII LLC (CERB)
Series 2023-4A Class A –7.08% 10/15/35 Floating Rate
(TSFR3M + 243)
(b) (c)
3,000,000 3,065,314
a
a a
$ Principal
Amount $ Value a
a a a a
Cerberus Loan Funding XXXII, LP (CERB)
Series 2021-2A Class A –6.54% 4/22/33 Floating Rate
(TSFR3M + 188)
(a) (b) (c)
3,000,000 3,003,386
Churchill Middle Market CLO III Ltd. (CHMML)
Series 2021-1A Class A1 –6.4% 10/24/33 Floating Rate
(TSFR3M + 176)
(a) (b) (c)
2,750,000 2,752,709
CIFC-LBC Middle Market CLO LLC (CLBC)
Series 2023-1A Class A1 –7.22% 10/20/35 Floating Rate
(TSFR3M + 260)
(b) (c)
5,000,000 5,060,499
Deerpath Capital CLO Ltd. (DPATH)
Series 2021-2A Class A1 –6.52% 1/15/34 Floating Rate
(TSFR3M + 186)
(a) (b) (c)
4,000,000 4,006,706
Series 2023-1A Class A1 –7.46% 4/15/35 Floating Rate
(TSFR3M + 280)
(a) (b) (c)
3,000,000 3,022,144
Fortress Credit Opportunities IX CLO Ltd. (FCO)
Series 2017-9A Class A1TR –6.47% 10/15/33 Floating
Rate (TSFR3M + 181)
(a) (b) (c)
1,500,000 1,500,919
Fortress Credit Opportunities XV CLO Ltd. (FCO)
Series 2021-15A Class A2 –6.44% 4/25/33 Floating
Rate (TSFR3M + 181)
(a) (b) (c)
3,500,000 3,503,664
Golub Capital Partners CLO 54M LP (GOCAP)
Series 2021-54A Class A2 –6.35% 8/5/33 Floating Rate
(TSFR3M + 179)
(a) (b) (c)
4,500,000 4,507,702
Series 2021-54A Class B –6.67% 8/5/33 Floating Rate
(TSFR3M + 211)
(a) (b) (c)
2,500,000 2,505,021
Ivy Hill Middle Market Credit Fund IX Ltd. (IVYH)
Series 9A Class A1TR –6.25% 4/23/34 Floating Rate
(TSFR3M + 162)
(a) (b) (c)
3,500,000 3,504,296
KKR Lending Partners III CLO LLC (KKRLP)
Series 2021-1A Class B –6.78% 10/20/30 Floating Rate
(TSFR3M + 216)
(b) (c)
2,000,000 2,004,108
Maranon Loan Funding Ltd. (MRNON)
Series 2021-2RA Class A1R –6.61% 7/15/33 Floating
Rate (TSFR3M + 195)
(a) (b) (c)
5,000,000 5,005,927
Monroe Capital Funding CLO X Ltd. (MCFCL)
Series 2023-1A Class A –7.06% 4/15/35 Floating Rate
(TSFR3M + 240)
(a) (b) (c)
3,000,000 3,016,563
Monroe Capital MML CLO XII Ltd. (MCMML)
Series 2021-2A Class A1 –6.12% 9/14/33 Floating Rate
(TSFR3M + 176)
(a) (b) (c)
7,500,000 7,509,206
New Mountain Guardian IV Income Rated Feeder II, Ltd.
(NMRF)
Series 2024-1A Class A –7.27% 4/5/37 Floating Rate
(TSFR3M + 275)
(a) (b) (c) #
5,000,000 5,037,219
Owl Rock CLO VIII LLC (OR)
Series 2022-8A Class AT –7.02% 11/20/34 Floating Rate
(TSFR3M + 250)
(b) (c)
2,000,000 2,008,355
Starwood Property Mortgage Trust (STWD)
Series 2024-SIF3A Class A1 –6.6% 4/17/36 Floating
Rate (TSFR3M + 195)
(b) (c)
5,000,000 5,047,600
a
84,654,816
a
Consumer & Specialty Finance
Affirm Asset Securitization Trust (AFFRM)
Series 2022-Z1 Class A –4.55% 6/15/27
(b)
229,343 229,109
Series 2023-X1 Class A –7.11% 11/15/28
(b)
124,656 124,968
Bankers Healthcare Group Securitization Trust (BHG)
Series 2021-A Class A –1.42% 11/17/33
(b)
206,003 201,279
Series 2022-B Class B –4.84% 6/18/35
(b)
858,378 856,870
Series 2022-C Class A –5.32% 10/17/35
(b)
22,840 22,840
Series 2023-A Class A –5.55% 4/17/36
(b)
1,782,172 1,786,490
Series 2023-B Class A –6.92% 12/17/36
(b)
1,063,125 1,098,765
Series 2024-1A Class A –5.81% 4/17/35
(b)
1,320,370 1,335,579

a
a a
$ Principal
Amount $ Value a
a a a a
Finance of America HECM Buyout (FAHB)
Series 2024-HB1 Class A1A –4% 10/1/34
(b) (c)
3,704,325 3,663,607
Series 2024-HB1 Class A1B –4% 10/1/34
(b) (c)
4,000,000 3,913,440
Foundation Finance Trust (FFIN)
Series 2021-2A Class A –2.19% 1/15/42
(b)
941,257 882,505
Series 2023-1A Class A –5.67% 12/15/43
(b)
1,277,427 1,289,426
Series 2023-2A Class A –6.53% 6/15/49
(b)
2,899,222 2,988,460
Series 2024-1A Class A –5.5% 12/15/49
(b)
2,609,070 2,634,096
Series 2024-2A Class A –4.6% 3/15/50
(b)
1,593,563 1,577,583
Goodleap Home Improvement Solutions Trust (GDLP)
Series 2024-1A Class A –5.35% 10/20/46
(b)
2,412,443 2,405,024
Greensky Home Improvement Issuer Trust (GSKY)
Series 2024-2 Class A2 –5.25% 10/27/59
(b)
6,125,000 6,138,270
Series 2024-2 Class A4 –5.15% 10/27/59
(b)
3,000,000 2,999,075
GreenSky Home Improvement Trust (GSKY)
Series 2024-1 Class A2 –5.88% 6/25/59
(b)
3,933,218 3,955,986
Hilton Grand Vacations Trust (HGVT)
Series 2020-AA Class A –2.74% 2/25/39
(b)
112,280 108,683
Lendingpoint Asset Securitization Trust (LDPT)
Series 2022-B Class A –4.77% 10/15/29
(b)
44,582 44,511
LP LMS Asset Securitization Trust (LPMS)
Series 2023-1A Class A –8.18% 10/17/33
(b)
161,602 161,879
Octane Receivables Trust (OCTL)
Series 2021-2A Class A –1.21% 9/20/28
(b)
167,635 166,490
Series 2022-1A Class A2 –4.18% 3/20/28
(b)
478,396 477,821
Series 2022-2A Class A –5.11% 2/22/28
(b)
345,692 345,924
Series 2023-1A Class A –5.87% 5/21/29
(b)
393,242 395,111
Series 2023-2A Class A2 –5.88% 6/20/31
(b)
2,126,949 2,137,871
Series 2024-2A Class A2 –5.8% 7/20/32
(b)
6,158,869 6,228,570
Pagaya AI Debt Grantor Trust (PAID)
Series 2024-11 Class B –5.64% 7/15/32
(b)
3,106,144 3,111,314
Pagaya AI Debt Selection Trust (PAID)
Series 2021-HG1 Class A –1.22% 1/16/29
(b)
206,408 204,170
Pagaya AI Debt Trust (PAID)
Series 2022-5 Class A –8.1% 6/17/30
(b)
460,871 465,129
Series 2023-1 Class A –7.56% 7/15/30
(b)
117,650 117,828
Series 2023-3 Class A –7.6% 12/16/30
(b)
448,660 451,110
Series 2024-1 Class A –6.66% 7/15/31
(b)
353,366 357,733
Series 2024-3 Class B –6.57% 10/15/31
(b)
4,678,963 4,711,904
Series 2024-8 Class B –5.46% 1/15/32
(b)
8,999,599 9,012,987
Prosper Marketplace Issuance Trust (PMIT)
Series 2023-1A Class A –7.06% 7/16/29
(b)
109,223 109,476
Reach ABS Trust (REACH)
Series 2024-1A Class A –6.3% 2/18/31
(b)
770,582 775,539
Series 2024-2A Class A –5.88% 7/15/31
(b)
1,439,049 1,446,505
Sierra Timeshare Receivables Funding LLC (SRFC)
Series 2020-2A Class A –1.33% 7/20/37
(b)
246,746 243,489
Theorem Funding Trust (THRM)
Series 2022-3A Class A –7.6% 4/15/29
(b)
600,953 605,911
Upstart Securitization Trust (UPST)
Series 2023-1 Class A –6.59% 2/20/33
(b)
20,642 20,653
Series 2023-2 Class A –6.77% 6/20/33
(b)
937,804 941,384
a
70,745,364
a
Equipment
Amur Equipment Finance Receivables XI LLC (AXIS)
Series 2022-2A Class A2 –5.3% 6/21/28
(b)
817,783 821,465
Amur Equipment Finance Receivables XII LLC (AXIS)
Series 2023-1A Class A2 –6.09% 12/20/29
(b)
2,215,621 2,246,053
Amur Equipment Finance Receivables XIII LLC (AXIS)
Series 2024-1A Class A2 –5.38% 1/21/31
(b)
1,532,903 1,548,498
a
a a
$ Principal
Amount $ Value a
a a a a
Amur Equipment Finance Receivables XIV LLC (AXIS)
Series 2024-2A Class A2 –5.19% 7/21/31
(b)
3,230,000 3,259,168
Auxilior Term Funding LLC (XCAP)
Series 2023-1A Class A2 –6.18% 12/15/28
(b)
2,964,132 2,999,438
Series 2024-1A Class A3 –5.49% 7/15/31
(b)
3,500,000 3,544,010
Crossroads Asset Trust (XROAD)
Series 2024-A Class A2 –5.9% 8/20/30
(b)
1,488,864 1,507,847
Dell Equipment Finance Trust (DEFT)
Series 2023-2 Class A2 –5.84% 1/22/29
(b)
318,874 319,259
Series 2023-3 Class A2 –6.1% 4/23/29
(b)
595,806 597,766
Series 2023-3 Class A3 –5.93% 4/23/29
(b)
3,500,000 3,547,726
Series 2024-1 Class A3 –5.39% 3/22/30
(b)
1,830,000 1,851,738
Series 2024-2 Class A3 –4.59% 8/22/30
(b)
900,000 900,232
Dext ABS LLC (DEXT)
Series 2023-2 Class A2 –6.56% 5/15/34
(b)
3,295,003 3,333,290
DLLMT LLC (DLLMT)
Series 2024-1A Class A3 –4.84% 8/21/28
(b)
3,520,000 3,532,557
DLLST LLC (DLLST)
Series 2024-1A Class A3 –5.05% 8/20/27
(b)
1,140,000 1,145,985
Granite Park Equipment Leasing LLC (SCFGP)
Series 2023-1A Class A2 –6.51% 5/20/30
(b)
3,476,425 3,521,128
Series 2023-1A Class A3 –6.46% 9/20/32
(b)
1,400,000 1,447,494
GreatAmerica Leasing Receivables Funding LLC (GALC)
Series 2024-2 Class A3 –5% 9/15/28
(b)
2,160,000 2,178,599
HPEFS Equipment Trust (HPEFS)
Series 2023-1A Class A2 –5.43% 8/20/25
(b)
305,409 305,606
Series 2024-2A Class A3 –5.36% 10/20/31
(b)
1,125,000 1,136,912
Kubota Credit Owner Trust (KCOT)
Series 2024-2A Class A3 –5.26% 11/15/28
(b)
2,060,000 2,090,062
M&T Equipment Notes (MTLRF)
Series 2024-1 Class A2 –4.99% 8/18/31
(b)
2,700,000 2,708,866
MMAF Equipment Finance LLC (MMAF)
Series 2022-B Class A3 –5.61% 7/10/28
(b)
1,951,863 1,957,582
Series 2023-A Class A2 –5.79% 11/13/26
(b)
1,317,619 1,324,965
OWN Equipment Fund I LLC (EQS)
Series 2024-2M Class A –5.7% 12/20/32
(b)
3,500,000 3,509,053
SCF Equipment Leasing LLC (SCFET)
Series 2022-2A Class A3 –6.5% 10/21/30
(b)
2,510,691 2,524,473
Series 2023-1A Class A3 –6.17% 5/20/32
(b)
3,500,000 3,602,337
a
57,462,109
a
Fiber
ALLO Issuer LLC (ALLO)
Series 2024-1A Class A2 –5.94% 7/20/54
(b)
3,000,000 3,031,298
a
Other
Verizon Master Trust (VZMT)
Series 2023-7 Class A1A –5.67% 11/20/29 3,000,000 3,063,026
a
Total Asset-Backed Securities (Cost $351,375,926) 353,933,512
Commercial Mortgage-Backed Securities - 5.6% a
a a a a
AREIT LLC (AREIT)
Series 2023-CRE8 Class AS –7.25% 8/17/41 Floating
Rate (TSFR1M + 287)
(a) (b)
5,000,000 5,037,862
AREIT Trust (AREIT)
Series 2021-CRE5 Class A –5.58% 11/17/38 Floating
Rate (TSFR1M + 119)
(a) (b)
685,158 686,095

Short Duration Income Fund
(Continued)
Schedule of Investments
December 31, 2024 (Unaudited)
a
a a
$ Principal
Amount $ Value a
a a a a
AREIT, Ltd. (AREIT)
Series 2024-CRE9 Class AS –6.63% 5/17/41 Floating
Rate (TSFR1M + 224)
(a) (b)
5,000,000 5,021,511
BRSP Ltd. (BRSP)
Series 2021-FL1 Class A –5.63% 8/19/38 Floating Rate
(TSFR1M + 126)
(a) (b)
1,568,322 1,560,881
Series 2024-FL2 Class A –6.31% 8/19/37 Floating Rate
(TSFR1M + 195)
(a) (b)
5,000,000 5,027,482
FS Rialto Issuer LLC (FSRIA)
Series 2022-FL5 Class A –6.67% 6/19/37 Floating Rate
(TSFR1M + 230)
(b)
3,706,293 3,715,079
Series 2022-FL7 Class A –7.29% 10/19/39 Floating Rate
(TSFR1M + 290)
(b)
1,299,733 1,303,594
GPMT Ltd. (GPMT)
Series 2021-FL3 Class A –5.74% 7/16/35 Floating Rate
(TSFR1M + 136)
(a) (b)
1,888,739 1,878,786
HERA Commercial Mortgage Ltd. (HERA)
Series 2021-FL1 Class A –5.54% 2/18/38 Floating Rate
(TSFR1M + 116)
(a) (b)
1,648,859 1,651,538
HGI CRE CLO Ltd. (HGI)
Series 2021-FL1 Class A4 –5.56% 6/16/36 Floating Rate
(TSFR1M + 116)
(a) (b)
672,375 674,121
Series 2021-FL1 Class AS –5.91% 6/16/36 Floating Rate
(TSFR1M + 151)
(a) (b)
4,000,000 4,019,161
Series 2021-FL2 Class A4 –5.51% 9/17/36 Floating Rate
(TSFR1M + 111)
(a) (b)
1,096,801 1,099,201
HIG RCP LLC (HIG)
Series 2023-FL1 Class A –6.67% 9/19/38 Floating Rate
(TSFR1M + 227)
(b)
1,276,168 1,280,875
Hilton USA Trust (HILT)
Series 2016-SFP Class E –5.52% 11/5/35
(b) (e)
4,300,000 230,355
ILPT Commercial Mortgage Trust (ILPT)
Series 2022-LPF2 Class A –6.64% 10/15/39 Floating
Rate (TSFR1M + 225)
(b)
1,000,000 1,004,610
KREF Ltd. (KREF)
Series 2021-FL2 Class A4 –5.57% 2/15/39 Floating
Rate (TSFR1M + 118)
(a) (b)
3,441,513 3,428,626
LoanCore Issuer Ltd. (LNCR)
Series 2021-CRE5 Class A –5.81% 7/15/36 Floating
Rate (TSFR1M + 141)
(a) (b)
3,024,007 3,036,492
PFP Ltd. (PFP)
Series 2024-11 Class A –6.31% 9/17/39 Floating Rate
(TSFR1M + 183)
(a) (b)
3,707,357 3,725,406
Series 2024-11 Class AS –6.67% 9/17/39 Floating Rate
(TSFR1M + 219)
(a) (b)
4,725,652 4,748,680
STWD Ltd. (STWD)
Series 2022-FL3 Class A –5.95% 11/15/38 Floating Rate
(SOFR30A + 135)
(a) (b)
5,554,131 5,557,609
VMC Finance LLC (VMC)
Series 2021-FL4 Class A –5.59% 6/16/36 Floating Rate
(TSFR1M + 121)
(b)
241,610 239,500
Series 2022-FL5 Class AS –7% 2/18/39 Floating Rate
(SOFR30A + 240)
(b)
3,500,000 3,499,328
a
Total Commercial Mortgage-Backed Securities (Cost $62,132,158) 58,426,792
Mortgage-Backed Securities - 25.8% a
a a a a
Federal Home Loan Mortgage Corporation
Collateralized Mortgage Obligations
Series 3649 Class A –4% 3/15/25 3,697 3,689
Series 4107 Class LW –1.75% 8/15/27 3,430,712 3,323,243
Series 4281 Class AG –2.5% 12/15/28 558 555
a
a a
$ Principal
Amount $ Value a
a a a a
Series 3003 Class LD –5% 12/15/34 303,537 305,071
Series 2952 Class PA –5% 2/15/35 83,645 82,933
Series 5486 Class VB –5% 5/25/35 5,001,721 4,949,597
Series 3620 Class PA –4.5% 12/15/39 198,962 197,765
Series 3842 Class PH –4% 4/15/41 309,207 301,090
Series 5436 Class AB –5.5% 4/25/49 7,689,836 7,655,255
Series 5440 Class B –5.5% 9/25/49 5,054,846 5,122,011
Series 5444 Class AB –5.5% 9/25/49 5,059,280 5,069,534
Series 5413 Class JA –5.5% 1/25/50 4,664,679 4,720,577
Series 5490 Class LC –5.5% 8/25/50 5,000,000 4,994,909
Series 5407 Class AB –5.5% 11/25/50 4,004,887 4,054,721
Series 5301 Class ED –5% 4/25/53 7,023,854 6,969,659
a
Pass-Through Securities
Pool# J13949 – 3.5% 12/1/25 100,397 99,377
Pool# E02804 – 3% 12/1/25 90,111 89,375
Pool# J14649 – 3.5% 4/1/26 94,435 93,512
Pool# E02948 – 3.5% 7/1/26 389,584 385,001
Pool# J16663 – 3.5% 9/1/26 445,881 441,315
Pool# E03033 – 3% 2/1/27 274,546 270,762
Pool# ZS8692 – 2.5% 4/1/33 491,509 460,421
Pool# G01818 – 5% 5/1/35 374,602 372,089
Pool# SB8257 – 5.5% 9/1/38 5,419,598 5,458,256
Pool# SB8278 – 5.5% 1/1/39 3,572,261 3,597,742
Pool# SB8287 – 5% 3/1/39 6,081,680 6,054,931
Pool# SB8293 – 5% 4/1/39 5,684,343 5,659,341
Series 5440 Class NG –5.5% 9/25/49 3,923,829 3,913,125
Series 5407 Class DA –5.5% 11/25/49 4,149,501 4,186,459
Series 5450 Class KA –4.5% 6/25/51 16,944,069 16,637,204
95,469,519
a
Federal National Mortgage Association
Collateralized Mortgage Obligations
Series 2024-87 Class VK –5% 6/25/35 5,965,241 5,908,575
Series 2024-20 Class HD –5.5% 3/25/46 4,173,334 4,174,781
Series 2024-21 Class DA –5.5% 12/25/46 5,791,679 5,849,597
Series 2024-20 Class CA –5.5% 1/25/47 2,566,872 2,590,086
Series 2024-41 Class GA –5.5% 2/25/48 4,928,621 4,916,165
Series 2024-9 Class CE –5% 10/25/48 3,223,436 3,213,980
Series 2024-20 Class EA –5.5% 8/25/49 3,507,525 3,536,647
Series 2024-65 Class BA –5% 8/25/49 15,433,278 15,231,210
Series 2024-61 Class CA –5% 11/25/49 12,232,361 12,121,989
a
Pass-Through Securities
Pool# AD7073 – 4% 6/1/25 9,414 9,373
Pool# 310139 – 3.5% 11/1/25 129,857 128,986
Pool# AB1769 – 3% 11/1/25 58,555 58,042
Pool# AH3429 – 3.5% 1/1/26 308,367 305,717
Pool# AB2251 – 3% 2/1/26 93,112 92,189
Pool# AB3902 – 3% 11/1/26 118,681 117,011
Pool# AB4482 – 3% 2/1/27 701,774 690,948
Pool# AL1366 – 2.5% 2/1/27 259,198 254,262
Pool# AB6291 – 3% 9/1/27 168,344 165,211
Pool# MA3189 – 2.5% 11/1/27 272,568 265,508
Pool# MA3791 – 2.5% 9/1/29 797,525 764,661
Pool# BM5708 – 3% 12/1/29 487,029 476,981
Pool# MA0587 – 4% 12/1/30 846,788 831,359
Pool# BA4767 – 2.5% 1/1/31 441,210 418,358
Pool# AS7701 – 2.5% 8/1/31 1,474,427 1,394,963
Pool# 555531 – 5.5% 6/1/33 742,010 748,687
Pool# MA3540 – 3.5% 12/1/33 524,073 505,314

a
a a
$ Principal
Amount $ Value a
a a a a
Pool# 725232 – 5% 3/1/34 69,149 68,838
Pool# 995112 – 5.5% 7/1/36 353,543 356,971
Pool# MA5311 – 5% 3/1/39 4,868,481 4,847,068
70,043,477
a
Government National Mortgage Association
Pass-Through Securities
Pool# 5255 – 3% 12/20/26 514,548 507,787
a
Non-Government Agency
Collateralized Mortgage Obligations
AD Mortgage Trust (ADMT)
Series 2024-NQM3 Class A1 –6.45% 7/25/69
(b) (c)
3,754,454 3,798,017
Bunker Hill Loan Depositary Trust (BHLD)
Series 2019-3A Class A1 –2.72% 11/25/59
(b) (c)
270,969 267,440
Chase Home Lending Mortgage Trust (CHASE)
Series 2024-1 Class A4A –6% 1/25/55
(b) (c)
3,885,569 3,908,095
Series 2024-2 Class A4A –6% 2/25/55
(b) (c)
4,306,699 4,322,152
Series 2024-4 Class A4 –6% 3/25/55
(b) (c)
3,456,478 3,473,484
Series 2024-9 Class A6 –5.5% 9/25/55
(b) (c)
2,318,758 2,310,818
Citigroup Mortgage Loan Trust (CMLTI)
Series 2014-A Class A –4% 1/25/35
(b) (c)
271,528 260,653
Flagstar Mortgage Trust (FSMT)
Series 2017-1 Class 2A2 –3% 3/25/47
(b) (c)
318,051 291,785
Series 2021-7 Class B –2.5% 8/25/51
(b) (c)
4,599,472 4,024,989
Series 2021-10IN Class A6 –2.5% 10/25/51
(b) (c)
4,108,220 3,600,228
GS Mortgage-Backed Securities Trust (GSMBS)
Series 2021-PJ9 Class A8 –2.5% 2/26/52
(b) (c)
2,892,724 2,526,833
Series 2022-PJ1 Class AB –2.5% 5/28/52
(b) (c)
3,541,411 3,069,325
Series 2022-PJ2 Class A24 –3% 6/25/52
(b) (c)
2,243,595 1,999,136
Series 2024-PJ5 Class A15 –6% 9/25/54
(b) (c)
3,954,223 3,976,139
Series 2024-PJ8 Class A8 –5.5% 2/25/55
(b) (c)
6,462,662 6,441,772
Series 2020-NQM1 Class A1 –1.38% 9/27/60
(b) (c)
283,875 265,840
JPMorgan Mortgage Trust (JPMMT)
Series 2014-2 Class 2A2 –3.5% 6/25/29
(b) (c)
212,862 209,722
Series 2014-5 Class B –2.7% 10/25/29
(b) (c)
751,821 731,155
Series 2016-3 Class A –2.96% 10/25/46
(b) (c)
771,154 719,904
Series 2017-3 Class A –2.5% 8/25/47
(b) (c)
1,828,468 1,582,099
Series 2018-6 Class 2A2 –3% 12/25/48
(b) (c)
211,593 199,214
Series 2020-7 Class A –3% 1/25/51
(b) (c)
28,505 28,263
Series 2020-8 Class A –3% 3/25/51
(b) (c)
115,279 112,634
Series 2021-4 Class A4 –2.5% 8/25/51
(b) (c)
1,826,628 1,614,427
Series 2021-6 Class B –2.5% 10/25/51
(b) (c)
4,133,552 3,638,540
Series 2021-8 Class B –2.5% 12/25/51
(b) (c)
1,355,017 1,190,317
Series 2022-2 Class A4A –2.5% 8/25/52
(b) (c)
1,673,652 1,455,587
Series 2023-6 Class A4A –5.5% 12/26/53
(b) (c)
2,376,637 2,367,009
Series 2024-2 Class A6A –6% 8/25/54
(b) (c)
2,944,012 2,946,079
Series 2024-4 Class A4A –6% 10/25/54
(b) (c)
3,008,921 3,025,821
Series 2024-10 Class A6 –5.5% 3/25/55
(b) (c)
3,830,857 3,813,773
Series 2024-11 Class A6A –5.5% 4/25/55
(b) (c)
5,410,382 5,400,349
JPMorgan Wealth Management (JPMWM)
Series 2020-ATR1 Class A –3% 2/25/50
(b) (c)
44,088 43,924
Radian Mortgage Capital Trust (RMCT)
Series 2024-J2 Class A8 –5.5% 3/25/55
(b) (c)
3,946,569 3,922,441
Rate Mortgage Trust (RATE)
Series 2021-J3 Class A7 –2.5% 10/25/51
(b) (c)
3,846,301 3,337,981
RCKT Mortgage Trust (RCKT)
Series 2021-3 Class A5 –2.5% 7/25/51
(b) (c)
4,723,968 4,158,532
Sequoia Mortgage Trust (SEMT)
Series 2019-CH2 Class A –4.5% 8/25/49
(b) (c)
49,465 49,129
a
a a
$ Principal
Amount $ Value a
a a a a
Series 2020-3 Class A –3% 4/25/50
(b) (c)
188,824 184,649
Series 2023-3 Class A4 –6% 9/25/53
(b) (c)
2,689,969 2,705,513
Series 2024-3 Class A4 –6% 4/25/54
(b) (c)
3,582,263 3,595,075
Series 2024-4 Class A4 –6% 5/25/54
(b) (c)
2,974,526 2,988,049
Series 2024-5 Class A5 –6% 6/25/54
(b) (c)
2,652,044 2,667,821
Series 2024-10 Class A5 –5.5% 11/25/54
(b) (c)
3,382,829 3,372,188
100,596,901
a
Total Mortgage-Backed Securities (Cost $271,607,525) 266,617,684
U.S. Treasuries - 23.7% a
a a a a
U.S. Treasury Notes
2.75% 2/28/25 2,000,000 1,995,045
0.25% 8/31/25 20,000,000 19,479,771
3.5% 9/15/25 7,000,000 6,963,221
4.25% 10/15/25 12,000,000 12,003,944
4% 2/15/26 12,000,000 11,970,254
4.63% 3/15/26 10,000,000 10,044,783
4.88% 4/30/26 20,000,000 20,158,457
4.5% 7/15/26 22,000,000 22,082,639
1.88% 7/31/26 15,000,000 14,464,575
4.63% 9/15/26 12,000,000 12,073,349
1.63% 10/31/26 17,000,000 16,226,154
2.25% 2/15/27 2,000,000 1,919,623
1.13% 2/28/27 10,000,000 9,362,573
4.13% 9/30/27 13,000,000 12,950,693
1.13% 2/29/28 16,000,000 14,516,912
1.25% 3/31/28 7,000,000 6,359,086
4.38% 8/31/28 13,000,000 13,012,363
4.63% 9/30/28 4,000,000 4,038,340
4% 1/31/29 8,000,000 7,892,290
4% 2/28/30 4,000,000 3,926,885
4.13% 8/31/30 8,000,000 7,878,560
4.63% 9/30/30 15,000,000 15,142,617
a
Total U.S. Treasuries (Cost $248,442,174) 244,462,134
Cash Equivalents - 4.3% a
a a a a
JPMorgan U.S. Government Money Market
Fund - Institutional Class 4.36% (Cost
$44,306,809)
(d)
44,306,809 44,306,809
a
Total Investments in Securities - 99.5%
(Cost $1,037,938,856) 1,028,381,429
Other Assets Less Other Liabilities -  0.5% 4,818,155
Net Assets - 100% 1,033,199,584
Net Asset Value Per Share - Investor Class 11.94
Net Asset Value Per Share - Institutional Class 11.97

Short Duration Income Fund
(Continued)
Schedule of Investments
December 31, 2024 (Unaudited)
# This security, in part or entirely, represents a delayed-settlement security.
(a) Foreign domiciled entity.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(c) The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.
(d) Rate presented represents the 7 day average yield at December 31, 2024.
(e) Defaulted bond.

Ultra Short Government Fund
Schedule of Investments
December 31, 2024 (Unaudited)
Asset-Backed Securities - 0.1% a
a a
$ Principal
Amount $ Value a
a a a a
Automobile
CFMT LLC (CFMT)
Series 2021-AL1 Class B –1.39% 9/22/31
(a)
56,073 55,056
LAD Auto Receivables Trust (LADAR)
Series 2022-1A Class A –5.21% 6/15/27
(a)
49,042 49,125
United Auto Credit Securitization Trust (UACST)
Series 2024-1 Class A –6.17% 8/10/26
(a)
68,747 68,875
a
173,056
a
Consumer & Specialty Finance
Affirm Asset Securitization Trust (AFFRM)
Series 2023-X1 Class A –7.11% 11/15/28
(a)
15,288 15,326
a
Total Asset-Backed Securities (Cost $189,114) 188,382
U.S. Treasuries - 45.1% a
a a a a
U.S. Treasury Notes
4.13% 1/31/25 30,000,000 29,993,542
4.63% 2/28/25 17,000,000 17,005,470
3.88% 3/31/25 20,000,000 19,980,750
a
Total U.S. Treasuries (Cost $66,891,595) 66,979,762
Cash Equivalents - 54.1% a
a a a a
U.S. Treasury Bills, 3.85% to 4.16%, 1/21/25 to
6/26/25
(b)
65,000,000 64,196,092
JPMorgan U.S. Government Money Market
Fund - Institutional Class 4.36%
(c)
16,264,205 16,264,205
a
Total Cash Equivalents (Cost $80,436,377) 80,460,297
Total Investments in Securities - 99.3%
(Cost $147,517,086) 147,628,441
Other Assets Less Other Liabilities -  0.7% 971,558
Net Assets - 100% 148,599,999
Net Asset Value Per Share - Institutional Class 9.99
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b) Interest rates presented represent the effective yield at December 31, 2024.
(c) Rate presented represents the 7 day average yield at December 31, 2024.

NOTES TO SCHEDULES OF INVESTMENTS
December 31, 2024 (Unaudited)
(1) Disclaimer
The schedule of portfolio holdings are unaudited and are presented for informational purposes only. Portfolio composition is subject to change at any time and references to specific securities, industries, and sectors are not recommendations to purchase or sell any particular security. Current and future portfolio holdings are subject to risk.
(2) Affiliated Issuers
Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which a Fund's holdings of an issuer represent 5%
or more of the outstanding voting securities of the issuer. A summary of each Fund's holdings in the securities of such issuers is set forth below:
(3) Illiquid Restricted Securities
A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the
1933 Act, or an exemption from the registration requirements of the 1933 Act. The Adviser preliminarily identifies illiquid investments based on, among other things, the trading characteristics and market depth of a particular investment. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of December 31, 2024, are as follows (in U.S. dollars):
(4) Additional Information
The Funds’ annual and semi-annual financial statements contain further information, including the Funds’ significant accounting policies, pricing and fair valuation information and risks. These financial statements are available on the Funds’ website at weitzinvestments.com.
Partners Ill Opportunity Fund
Value
3/31/202 4
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gain(Loss)
Net Change in Unrealized
Appreciation/Depreciation
Value
12/31 /202 4
Shares as of
12/31 /202 4
Dividend
Income
Capital Gains
Distributions
CoreCard Corp. $ 5, 690 , 7 50 $— $— $— $ 5,999,750 $ 11,690,500 515,000 $ — $—
Fund Security
Acquisition
Date(a)
Acquisition
Cost
Principal
Amount Value
Percentage
of Net
Assets (%)
Core Plus Income New Mountain Guardian IV Income Rated Feeder II, Ltd., Series 2024-1A Class B 3/28/24 4,765,000 4,765,000 4,834,858 0.2
Core Plus Income New Mountain Guardian IV Income Rated Feeder II, Ltd., Series 2024-1A Class C 3/28/24 3,825,000 3,825,000 3,883,554 0.1
Core Plus Income New Mountain Guardian IV Income Rated Feeder II, Ltd., Series 2024-1A Class D 3/28/24 3,000,000 3,000,000 3,017,868 0.1
Short Duration Income New Mountain Guardian IV Income Rated Feeder II, Ltd., Series 2024-1A Class A 3/28/24 5,000,000 5,000,000 5,037,219 0.5
(a) Acquisition date represents the initial purchase date of the security.